Capital Group Short Duration Income ETF
Investment portfolio
September 30, 2025
unaudited

Bonds, notes & other debt instruments 95.44% Corporate bonds, notes & loans 38.81% Financials 17.27%	Principal amount (000)	Value (000)
Aero Capital Solutions, Inc., Term Loan, (1-month USD CME Term SOFR + 3.00%) 7.61% 11/17/2029 (a)(b)(c)(d)	USD1,786	$1,772
American Express Co. 4.90% 2/13/2026	279	280
American Express Co. 6.338% 10/30/2026 (USD-SOFR + 1.33% on 10/30/2025) (e)	2,587	2,591
American Express Co. 5.043% 7/26/2028 (USD-SOFR + 0.93% on 7/26/2027) (e)	1,815	1,846
American Express Co. 5.532% 4/25/2030 (USD-SOFR + 1.09% on 4/25/2029) (e)	335	350
American Express Co. 5.085% 1/30/2031 (USD-SOFR + 1.02% on 1/30/2030) (e)	800	825
American Express Co. 5.016% 4/25/2031 (USD-SOFR + 1.44% on 4/25/2030) (e)	1,000	1,029
American International Group, Inc. 4.85% 5/7/2030	2,200	2,252
Aon Global, Ltd. 3.875% 12/15/2025	1,353	1,351
Aon North America, Inc. 5.125% 3/1/2027	5,085	5,158
Aon North America, Inc. 5.15% 3/1/2029	1,660	1,709
Arthur J. Gallagher & Co. 4.60% 12/15/2027	4,840	4,890
Arthur J. Gallagher & Co. 4.85% 12/15/2029	1,400	1,430
Bank of America Corp. 1.197% 10/24/2026 (USD-SOFR + 1.01% on 10/24/2025) (e)	278	277
Bank of America Corp. 5.08% 1/20/2027 (USD-SOFR + 1.29% on 1/20/2026) (e)	200	200
Bank of America Corp. 4.948% 7/22/2028 (USD-SOFR + 2.04% on 7/22/2027) (e)	8,734	8,861
Bank of America Corp. 4.979% 1/24/2029 (USD-SOFR + 0.83% on 1/24/2028) (e)	2,050	2,088
Bank of America Corp. 5.202% 4/25/2029 (USD-SOFR + 1.63% on 4/25/2028) (e)	1,572	1,612
Bank of America Corp. 2.884% 10/22/2030 (3-month USD CME Term SOFR + 1.19% on 10/22/2029) (e)	222	211
Bank of America Corp. 5.162% 1/24/2031 (USD-SOFR + 1.00% on 1/24/2030) (e)	3,385	3,495
Bank of America Corp., Series MTN, 3.824% 1/20/2028 (3-month USD CME Term SOFR + 1.837% on 1/20/2027) (e)	150	149
Bank of Montreal 5.004% 1/27/2029 (USD-SOFR Index + 0.67% on 1/27/2028) (e)	3,600	3,672
Bank of New York Mellon Corp. 4.975% 3/14/2030 (USD-SOFR + 1.085% on 3/14/2029) (e)	178	183
Bank of New York Mellon Corp. 4.942% 2/11/2031 (USD-SOFR + 0.887% on 2/11/2030) (e)	1,500	1,541
Bank of Nova Scotia (The) 4.043% 9/15/2028 (USD-SOFR + 0.76% on 9/15/2027) (e)	2,300	2,296
BNP Paribas SA 5.497% 5/20/2030 (USD-SOFR + 1.59% on 5/20/2029) (c)(e)	300	310
BPCE SA 6.612% 10/19/2027 (USD-SOFR + 1.98% on 10/19/2026) (c)(e)	7,059	7,220
BPCE SA 5.876% 1/14/2031 (USD-SOFR + 1.68% on 1/14/2030) (c)(e)	1,604	1,676
BPCE SA 5.389% 5/28/2031 (USD-SOFR + 1.581% on 5/28/2030) (c)(e)	1,038	1,065
Brown & Brown, Inc. 4.60% 12/23/2026	3,100	3,117
Brown & Brown, Inc. 4.70% 6/23/2028	4,650	4,697
Brown & Brown, Inc. 4.90% 6/23/2030	2,100	2,130
CaixaBank SA 6.684% 9/13/2027 (USD-SOFR + 2.08% on 9/13/2026) (c)(e)	5,564	5,686
CaixaBank SA 6.208% 1/18/2029 (USD-SOFR + 2.70% on 1/18/2028) (c)(e)	125	130
CaixaBank SA 4.634% 7/3/2029 (USD-SOFR + 1.14% on 7/3/2028) (c)(e)	2,950	2,971
CaixaBank SA 5.673% 3/15/2030 (USD-SOFR + 1.78% on 3/15/2029) (c)(e)	290	301
CaixaBank SA 4.885% 7/3/2031 (USD-SOFR + 1.36% on 7/3/2030) (c)(e)	1,799	1,818
Canadian Imperial Bank of Commerce 4.508% 9/11/2027 (USD-SOFR + 0.93% on 9/11/2026) (e)	5,945	5,964
Canadian Imperial Bank of Commerce 4.857% 3/30/2029 (USD-SOFR + 1.03% on 3/31/2028) (e)	3,175	3,225
Canadian Imperial Bank of Commerce 5.245% 1/13/2031 (USD-SOFR + 1.105% on 1/13/2030) (e)	1,125	1,162
Capital One Financial Corp. 5.70% 2/1/2030 (USD-SOFR + 1.905% on 2/1/2029) (e)	213	221
Charles Schwab Corp. (The) 5.875% 8/24/2026	400	406
Charles Schwab Corp. (The) 5.643% 5/19/2029 (USD-SOFR + 2.21% on 5/19/2028) (e)	115	119
Citibank, NA 5.438% 4/30/2026	3,500	3,524
Capital Group Short Duration Income ETF — Page 1 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
Citibank, NA 4.929% 8/6/2026	USD1,510	$1,522
Citibank, NA 4.576% 5/29/2027	4,400	4,441
Citibank, NA 4.838% 8/6/2029	780	799
Citibank, NA 4.914% 5/29/2030	903	928
Citigroup, Inc. 1.122% 1/28/2027 (USD-SOFR + 0.765% on 1/28/2026) (e)	500	495
Citigroup, Inc. 3.887% 1/10/2028 (3-month USD CME Term SOFR + 1.825% on 1/10/2027) (e)	200	199
Citigroup, Inc. 4.786% 3/4/2029 (USD-SOFR + 0.87% on 3/4/2028) (e)	4,000	4,052
Citigroup, Inc. 5.174% 2/13/2030 (USD-SOFR + 1.364% on 2/13/2029) (e)	550	564
Citigroup, Inc. 4.952% 5/7/2031 (USD-SOFR + 1.463% on 5/7/2030) (e)	3,138	3,199
Citigroup, Inc. 4.503% 9/11/2031 (USD-SOFR + 1.171% on 9/11/2030) (e)	1,275	1,276
Citizens Financial Group, Inc. 5.841% 1/23/2030 (USD-SOFR + 2.01% on 1/23/2029) (e)	379	395
Deutsche Bank AG 2.552% 1/7/2028 (USD-SOFR + 1.318% on 1/7/2027) (e)	6,260	6,124
Deutsche Bank AG 5.706% 2/8/2028 (USD-SOFR + 1.594% on 2/8/2027) (e)	150	153
Deutsche Bank AG 4.999% 9/11/2030 (USD-SOFR + 1.70% on 9/11/2029) (e)	475	482
Deutsche Bank AG 5.297% 5/9/2031 (USD-SOFR + 1.72% on 5/9/2030) (e)	1,250	1,281
Deutsche Bank AG 3.547% 9/18/2031 (USD-SOFR + 3.043% on 9/18/2030) (e)	225	213
Fifth Third Bancorp 4.895% 9/6/2030 (USD-SOFR + 1.486% on 9/6/2029) (e)	184	187
Fifth Third Bank, National Association 4.967% 1/28/2028 (USD-SOFR + 0.81% on 1/28/2027) (e)	6,332	6,397
Goldman Sachs Group, Inc. 1.542% 9/10/2027 (USD-SOFR + 0.818% on 9/10/2026) (e)	290	283
Goldman Sachs Group, Inc. 2.64% 2/24/2028 (USD-SOFR + 1.114% on 2/24/2027) (e)	295	289
Goldman Sachs Group, Inc. 5.727% 4/25/2030 (USD-SOFR + 1.265% on 4/25/2029) (e)	4,069	4,258
Goldman Sachs Group, Inc. 4.692% 10/23/2030 (USD-SOFR + 1.135% on 10/23/2029) (e)	2,694	2,729
Goldman Sachs Group, Inc. 5.207% 1/28/2031 (USD-SOFR + 1.078% on 1/28/2030) (e)	1,595	1,647
Goldman Sachs Group, Inc. 5.218% 4/23/2031 (USD-SOFR + 1.58% on 4/23/2030) (e)	2,300	2,379
HSBC Holdings PLC 5.597% 5/17/2028 (USD-SOFR + 1.06% on 5/17/2027) (e)	350	357
HSBC Holdings PLC 5.13% 3/3/2031 (USD-SOFR + 1.29% on 3/3/2030) (e)	1,400	1,434
JPMorgan Chase & Co. 1.04% 2/4/2027 (USD-SOFR + 0.695% on 2/4/2026) (e)	197	195
JPMorgan Chase & Co. 5.04% 1/23/2028 (USD-SOFR + 1.19% on 1/23/2027) (e)	8,663	8,763
JPMorgan Chase & Co. 5.571% 4/22/2028 (USD-SOFR + 0.93% on 4/22/2027) (e)	2,705	2,765
JPMorgan Chase & Co. 4.323% 4/26/2028 (USD-SOFR + 1.56% on 4/26/2027) (e)	216	217
JPMorgan Chase & Co. 5.299% 7/24/2029 (USD-SOFR + 1.45% on 7/24/2028) (e)	2,100	2,164
JPMorgan Chase & Co. 5.581% 4/22/2030 (USD-SOFR + 1.16% on 4/22/2029) (e)	1,145	1,196
JPMorgan Chase & Co. 4.995% 7/22/2030 (USD-SOFR + 1.125% on 7/22/2029) (e)	2,193	2,250
JPMorgan Chase & Co. 4.603% 10/22/2030 (USD-SOFR + 1.04% on 10/22/2029) (e)	5,180	5,242
JPMorgan Chase & Co. 5.103% 4/22/2031 (USD-SOFR + 1.435% on 4/22/2030) (e)	2,689	2,779
Lloyds Banking Group PLC 5.985% 8/7/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.48% on 8/7/2026) (e)	4,565	4,631
Lloyds Banking Group PLC 5.462% 1/5/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.375% on 1/5/2027) (e)	3,335	3,386
Marsh & McLennan Cos., Inc. 4.55% 11/8/2027	2,650	2,681
Marsh & McLennan Cos., Inc. 4.65% 3/15/2030	1,355	1,378
Metropolitan Life Global Funding I 3.45% 12/18/2026 (c)	3,985	3,961
Morgan Stanley 5.05% 1/28/2027 (USD-SOFR + 1.295% on 1/28/2026) (e)	270	271
Morgan Stanley 5.652% 4/13/2028 (USD-SOFR + 1.01% on 4/13/2027) (e)	8,031	8,213
Morgan Stanley 4.21% 4/20/2028 (USD-SOFR + 1.61% on 4/20/2027) (e)	125	125
Morgan Stanley 6.296% 10/18/2028 (USD-SOFR + 2.44% on 10/18/2027) (e)	108	113
Morgan Stanley 5.449% 7/20/2029 (USD-SOFR + 1.63% on 7/20/2028) (e)	1,370	1,416
Morgan Stanley 5.173% 1/16/2030 (USD-SOFR + 1.45% on 1/16/2029) (e)	575	591
Morgan Stanley 5.656% 4/18/2030 (USD-SOFR + 1.26% on 4/18/2029) (e)	2,157	2,253
Morgan Stanley 5.042% 7/19/2030 (USD-SOFR + 1.215% on 7/19/2029) (e)	2,060	2,112
Morgan Stanley 5.23% 1/15/2031 (USD-SOFR + 1.108% on 1/15/2030) (e)	1,738	1,794
Morgan Stanley 5.192% 4/17/2031 (USD-SOFR + 1.51% on 4/17/2030) (e)	2,050	2,118
National Australia Bank, Ltd. 5.087% 6/11/2027	2,300	2,346
National Australia Bank, Ltd. 4.50% 10/26/2027	1,050	1,062
Capital Group Short Duration Income ETF — Page 2 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Financials (continued)	Principal amount (000)	Value (000)
NatWest Group PLC 1.642% 6/14/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.90% on 6/14/2026) (e)	USD225	$221
NatWest Group PLC 5.583% 3/1/2028 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.10% on 3/1/2027) (e)	5,040	5,136
New York Life Global Funding 4.60% 12/5/2029 (c)	964	980
PNC Bank, NA 4.543% 5/13/2027 (USD-SOFR + 0.63% on 5/13/2026) (e)	1,720	1,723
PNC Financial Services Group, Inc. 4.758% 1/26/2027 (USD-SOFR + 1.085% on 1/26/2026) (e)	5,010	5,016
PNC Financial Services Group, Inc. 6.615% 10/20/2027 (USD-SOFR + 1.73% on 10/20/2026) (e)	6,355	6,511
PNC Financial Services Group, Inc. 5.582% 6/12/2029 (USD-SOFR + 1.841% on 6/12/2028) (e)	108	112
PNC Financial Services Group, Inc. 5.222% 1/29/2031 (USD-SOFR + 1.072% on 1/29/2030) (e)	394	407
Royal Bank of Canada 4.875% 1/12/2026	1,580	1,583
Royal Bank of Canada 4.65% 10/18/2030 (USD-SOFR + 1.08% on 10/18/2029) (e)	1,700	1,720
Royal Bank of Canada 5.153% 2/4/2031 (USD-SOFR + 1.03% on 2/4/2030) (e)	1,510	1,556
Royal Bank of Canada 4.97% 5/2/2031 (USD-SOFR Index + 1.13% on 5/2/2030) (e)	1,350	1,383
State Street Corp. 4.834% 4/24/2030	1,150	1,181
Sumitomo Mitsui Financial Group, Inc. 5.80% 7/13/2028	1,464	1,531
Toronto-Dominion Bank (The) 4.568% 12/17/2026	4,520	4,546
Toronto-Dominion Bank (The) 4.861% 1/31/2028	2,150	2,188
Toronto-Dominion Bank (The) 5.523% 7/17/2028	180	187
Toronto-Dominion Bank (The) 4.783% 12/17/2029	458	468
Truist Bank 4.671% 5/20/2027 (USD-SOFR + 0.59% on 5/20/2026) (e)	450	451
Truist Financial Corp. 6.047% 6/8/2027 (USD-SOFR + 2.05% on 6/8/2026) (e)	7,776	7,867
Truist Financial Corp. 5.435% 1/24/2030 (USD-SOFR + 1.62% on 1/24/2029) (e)	149	154
Truist Financial Corp. 5.071% 5/20/2031 (USD-SOFR + 1.309% on 5/20/2030) (e)	592	607
U.S. Bancorp 5.775% 6/12/2029 (USD-SOFR + 2.02% on 6/12/2028) (e)	266	277
U.S. Bancorp 5.384% 1/23/2030 (USD-SOFR + 1.56% on 1/23/2029) (e)	100	103
UBS Group AG 1.305% 2/2/2027 (USD-SOFR + 0.98% on 2/2/2026) (c)(e)	3,950	3,911
UBS Group AG 1.494% 8/10/2027 (1-year UST Yield Curve Rate T Note Constant Maturity + 0.85% on 8/10/2026) (c)(e)	515	503
UBS Group AG 5.428% 2/8/2030 (1-year UST Yield Curve Rate T Note Constant Maturity + 1.52% on 2/8/2029) (c)(e)	1,330	1,374
Wells Fargo & Co. 5.707% 4/22/2028 (USD-SOFR + 1.07% on 4/22/2027) (e)	9,125	9,339
Wells Fargo & Co. 4.808% 7/25/2028 (USD-SOFR + 1.98% on 7/25/2027) (e)	3,145	3,183
Wells Fargo & Co. 5.574% 7/25/2029 (USD-SOFR + 1.74% on 7/25/2028) (e)	1,445	1,498
Wells Fargo & Co. 5.198% 1/23/2030 (USD-SOFR + 1.50% on 1/23/2029) (e)	325	335
Wells Fargo & Co. 5.15% 4/23/2031 (USD-SOFR + 1.50% on 4/23/2030) (e)	4,860	5,014
Wells Fargo Bank, N.A. 5.45% 8/7/2026	1,700	1,719
Willis North America, Inc. 4.65% 6/15/2027	1,340	1,351
		280,050
Health care 3.70%
AbbVie, Inc. 4.80% 3/15/2027	2,375	2,403
AbbVie, Inc. 4.80% 3/15/2029	1,718	1,757
Amgen, Inc. 2.20% 2/21/2027	7,031	6,863
Amgen, Inc. 5.15% 3/2/2028	3,844	3,934
AstraZeneca Finance, LLC 4.85% 2/26/2029	792	813
Baxter International, Inc. 1.915% 2/1/2027	7,010	6,797
Becton, Dickinson and Co. 4.874% 2/8/2029	100	102
Bristol-Myers Squibb Co. 4.90% 2/22/2027	2,350	2,382
Bristol-Myers Squibb Co. 4.90% 2/22/2029	1,100	1,130
Cigna Group (The) 5.00% 5/15/2029	500	513
Cigna Group (The) 4.50% 9/15/2030	1,800	1,806
CVS Health Corp. 5.00% 2/20/2026	5,150	5,158
CVS Health Corp. 5.00% 1/30/2029	210	214
Capital Group Short Duration Income ETF — Page 3 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Health care (continued)	Principal amount (000)	Value (000)
CVS Health Corp. 5.40% 6/1/2029	USD1,780	$1,841
Elevance Health, Inc. 4.00% 9/15/2028	2,000	1,992
Elevance Health, Inc. 4.75% 2/15/2030	451	459
Eli Lilly and Co. 4.75% 2/12/2030	1,192	1,223
GE HealthCare Technologies, Inc. 4.80% 8/14/2029	159	162
HCA, Inc. 5.25% 6/15/2026	205	205
HCA, Inc. 5.00% 3/1/2028	3,150	3,209
Johnson & Johnson 4.80% 6/1/2029	750	774
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2026	2,544	2,549
Pfizer Investment Enterprises Pte., Ltd. 4.45% 5/19/2028	830	840
Stryker Corp. 4.70% 2/10/2028	2,600	2,638
Stryker Corp. 4.85% 2/10/2030	1,400	1,435
Teva Pharmaceutical Finance Netherlands III BV 3.15% 10/1/2026	5,665	5,569
UnitedHealth Group Inc. 4.65% 1/15/2031	1,400	1,419
UnitedHealth Group, Inc. 4.75% 7/15/2026	1,200	1,207
UnitedHealth Group, Inc. 4.80% 1/15/2030	585	598
		59,992
Utilities 3.38%
CenterPoint Energy Houston Electric, LLC 5.20% 10/1/2028	250	258
Consumers Energy Co. 4.70% 1/15/2030	564	576
DTE Energy Co. 4.95% 7/1/2027	450	456
DTE Energy Co. 5.10% 3/1/2029	350	359
Duke Energy Corp. 5.00% 12/8/2025	1,830	1,832
Edison International 5.25% 11/15/2028	550	555
Edison International 5.45% 6/15/2029	1,506	1,518
Edison International 6.95% 11/15/2029	223	237
Edison International 6.25% 3/15/2030	1,377	1,433
Eversource Energy 5.95% 2/1/2029	1,139	1,193
Florida Power & Light Co. 5.15% 6/15/2029	1,145	1,189
Georgia Power Co. 5.004% 2/23/2027	1,647	1,671
Georgia Power Co. 4.65% 5/16/2028	400	406
NextEra Energy Capital Holdings, Inc. 4.685% 9/1/2027	1,650	1,668
NiSource, Inc. 5.20% 7/1/2029	475	490
Pacific Gas and Electric Co. 3.15% 1/1/2026	2,560	2,552
Pacific Gas and Electric Co. 2.95% 3/1/2026	2,484	2,467
Pacific Gas and Electric Co. 5.00% 6/4/2028	5,875	5,959
Pacific Gas and Electric Co. 4.65% 8/1/2028	3,580	3,591
Pacific Gas and Electric Co. 5.55% 5/15/2029	1,465	1,509
PacifiCorp 5.10% 2/15/2029	405	416
Public Service Enterprise Group, Inc. 4.90% 3/15/2030	1,282	1,311
Public Service Enterprise Group, Inc. 1.60% 8/15/2030	475	417
Southern California Edison Co. 4.90% 6/1/2026	4,556	4,571
Southern California Edison Co. 5.85% 11/1/2027	6,164	6,326
Southern California Edison Co. 5.30% 3/1/2028	300	305
Southern California Edison Co. 5.65% 10/1/2028	185	191
Southern California Edison Co. 5.25% 3/15/2030	2,402	2,450
Southern California Edison Co. 2.50% 6/1/2031	293	260
Wisconsin Public Service Corp. 4.55% 12/1/2029	1,100	1,119
Xcel Energy, Inc. 3.35% 12/1/2026	5,945	5,888
Xcel Energy, Inc. 4.75% 3/21/2028	1,677	1,698
		54,871
Capital Group Short Duration Income ETF — Page 4 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer staples 3.03%	Principal amount (000)	Value (000)
Altria Group, Inc. 4.875% 2/4/2028	USD5,898	$5,995
BAT International Finance PLC 5.931% 2/2/2029	1,456	1,530
Campbells Co. (The) 5.20% 3/19/2027	4,079	4,144
Campbell’s Co. (The) 5.20% 3/21/2029	255	262
Conagra Brands, Inc. 4.60% 11/1/2025	2,518	2,517
Constellation Brands, Inc. 4.40% 11/15/2025	2,491	2,490
Constellation Brands, Inc. 4.35% 5/9/2027	390	391
Constellation Brands, Inc. 4.80% 5/1/2030	248	252
Diageo Investment Corp. 5.125% 8/15/2030	1,443	1,496
Imperial Brands Finance PLC 4.50% 6/30/2028 (c)	5,762	5,801
Mars, Inc. 4.45% 3/1/2027 (c)	2,000	2,015
Mars, Inc. 4.60% 3/1/2028 (c)	3,227	3,267
Mars, Inc. 4.80% 3/1/2030 (c)	2,432	2,479
Mondelez International, Inc. 4.50% 5/6/2030	1,750	1,765
Philip Morris International, Inc. 5.00% 11/17/2025	2,798	2,800
Philip Morris International, Inc. 4.875% 2/13/2026	2,125	2,130
Philip Morris International, Inc. 4.75% 2/12/2027	3,000	3,029
Philip Morris International, Inc. 4.375% 11/1/2027	1,975	1,991
Philip Morris International, Inc. 4.125% 4/28/2028	1,400	1,403
Philip Morris International, Inc. 5.25% 9/7/2028	250	258
Philip Morris International, Inc. 4.875% 2/13/2029	380	388
Philip Morris International, Inc. 4.625% 11/1/2029	1,129	1,146
Philip Morris International, Inc. 4.375% 4/30/2030	1,543	1,551
		49,100
Consumer discretionary 2.89%
Daimler Trucks Finance North America, LLC 5.00% 1/15/2027 (c)	350	354
Daimler Trucks Finance North America, LLC 5.125% 9/25/2027 (c)	1,075	1,093
Daimler Trucks Finance North America, LLC 4.95% 1/13/2028 (c)	933	947
Daimler Trucks Finance North America, LLC 5.125% 9/25/2029 (c)	214	220
Daimler Trucks Finance North America, LLC 5.25% 1/13/2030 (c)	700	720
Ford Motor Credit Co., LLC 3.375% 11/13/2025	3,383	3,377
Ford Motor Credit Co., LLC 6.95% 3/6/2026	310	312
Ford Motor Credit Co., LLC 6.95% 6/10/2026	5,478	5,550
Ford Motor Credit Co., LLC 5.125% 11/5/2026	649	651
Ford Motor Credit Co., LLC 5.85% 5/17/2027	7,379	7,473
Ford Motor Credit Co., LLC 5.918% 3/20/2028	1,972	2,006
Ford Motor Credit Co., LLC 6.798% 11/7/2028	350	366
Ford Motor Credit Co., LLC 5.80% 3/8/2029	350	355
Ford Motor Credit Co., LLC 5.875% 11/7/2029	610	621
Ford Motor Credit Co., LLC 5.73% 9/5/2030	877	885
General Motors Financial Co., Inc. 5.40% 4/6/2026	5,377	5,407
General Motors Financial Co., Inc. 4.90% 10/6/2029	1,051	1,063
General Motors Financial Co., Inc. 5.35% 1/7/2030	900	922
Home Depot, Inc. 5.15% 6/25/2026	1,025	1,034
Home Depot, Inc. 4.875% 6/25/2027	750	763
Home Depot, Inc. 4.75% 6/25/2029	911	933
Hyatt Hotels Corp. 5.05% 3/30/2028	600	610
Hyundai Capital America 1.80% 10/15/2025 (c)	1,090	1,089
Hyundai Capital America 5.45% 6/24/2026 (c)	1,454	1,466
Hyundai Capital America 5.30% 3/19/2027 (c)	575	583
Hyundai Capital America 4.875% 6/23/2027 (c)	1,034	1,043
Hyundai Capital America 4.90% 6/23/2028 (c)	1,279	1,298
Hyundai Capital America 6.10% 9/21/2028 (c)	275	288
Capital Group Short Duration Income ETF — Page 5 of 25

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Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
Hyundai Capital America 6.50% 1/16/2029 (c)	USD53	$56
Hyundai Capital America 4.55% 9/26/2029 (c)	413	414
Hyundai Capital America 5.30% 1/8/2030 (c)	900	925
Hyundai Capital America 5.15% 3/27/2030 (c)	1,000	1,021
Marriott International, Inc. 5.55% 10/15/2028	250	260
Marriott International, Inc. 4.875% 5/15/2029	350	357
Toyota Motor Credit Corp. 4.55% 8/9/2029	900	914
Toyota Motor Credit Corp. 4.95% 1/9/2030	1,475	1,520
		46,896
Industrials 2.76%
Air Lease Corp. 5.30% 6/25/2026	1,055	1,062
BAE Systems PLC 5.125% 3/26/2029 (c)	648	668
Boeing Co. (The) 2.75% 2/1/2026	149	148
Boeing Co. (The) 2.196% 2/4/2026	10,041	9,966
Boeing Co. (The) 6.259% 5/1/2027	7,571	7,793
Boeing Co. (The) 6.298% 5/1/2029	378	401
Canadian Pacific Railway Co. 4.80% 3/30/2030	1,532	1,570
General Aerospace Co. 4.30% 7/29/2030	2,121	2,135
Ingersoll-Rand, Inc. 5.197% 6/15/2027	650	661
Ingersoll-Rand, Inc. 5.40% 8/14/2028	260	269
Ingersoll-Rand, Inc. 5.176% 6/15/2029	312	323
L3Harris Technologies, Inc. 5.40% 1/15/2027	6,184	6,288
Lockheed Martin Corp. 4.95% 10/15/2025	515	515
Northrop Grumman Corp. 4.65% 7/15/2030	1,500	1,526
Paychex, Inc. 5.10% 4/15/2030	2,835	2,918
RTX Corp. 5.75% 11/8/2026	6,927	7,044
Waste Management, Inc. 4.65% 3/15/2030	1,500	1,531
		44,818
Energy 1.98%
Chevron USA, Inc. 4.687% 4/15/2030	1,043	1,068
Columbia Pipelines Holding Co., LLC 6.042% 8/15/2028 (c)	450	470
ConocoPhillips Co. 4.70% 1/15/2030	1,600	1,632
Diamondback Energy, Inc. 5.20% 4/18/2027	4,935	5,008
Enbridge, Inc. 5.90% 11/15/2026	4,782	4,867
Enbridge, Inc. 6.00% 11/15/2028	300	316
Energy Transfer, LP 6.10% 12/1/2028	438	461
Energy Transfer, LP 5.25% 7/1/2029	973	1,002
EOG Resources, Inc. 4.40% 7/15/2028	706	713
Kinder Morgan, Inc. 5.00% 2/1/2029	319	326
Occidental Petroleum Corp. 5.00% 8/1/2027	4,692	4,747
Occidental Petroleum Corp. 5.20% 8/1/2029	625	635
Petroleos Mexicanos 6.875% 10/16/2025	1,784	1,783
Petroleos Mexicanos 6.875% 8/4/2026	3,572	3,621
Petroleos Mexicanos 6.49% 1/23/2027	205	207
Petroleos Mexicanos 5.35% 2/12/2028	3,497	3,485
Repsol E&P Capital Markets US, LLC 4.805% 9/16/2028 (c)	630	633
Repsol E&P Capital Markets US, LLC 5.204% 9/16/2030 (c)	1,106	1,114
		32,088
Capital Group Short Duration Income ETF — Page 6 of 25

unaudited
Bonds, notes & other debt instruments (continued) Corporate bonds, notes & loans (continued) Information technology 1.41%	Principal amount (000)	Value (000)
Broadcom, Inc. 3.15% 11/15/2025	USD3,552	$3,547
Broadcom, Inc. 4.15% 2/15/2028	1,800	1,805
Broadcom, Inc. 5.05% 7/12/2029	1,000	1,030
Broadcom, Inc. 4.35% 2/15/2030	1,000	1,005
Microchip Technology, Inc. 4.90% 3/15/2028	4,831	4,903
Oracle Corp. 1.65% 3/25/2026	650	643
Oracle Corp. 4.80% 8/3/2028	2,300	2,339
Oracle Corp. 4.45% 9/26/2030	3,500	3,499
Synopsys, Inc. 4.65% 4/1/2028	3,950	3,995
Texas Instruments, Inc. 4.60% 2/8/2029	130	133
		22,899
Communication services 1.00%
AT&T, Inc. 1.70% 3/25/2026	7,270	7,186
CCO Holdings, LLC 5.50% 5/1/2026 (c)	750	750
Charter Communications Operating, LLC 6.10% 6/1/2029	2,581	2,709
Comcast Corp. 5.10% 6/1/2029	600	620
T-Mobile USA, Inc. 2.25% 2/15/2026	4,782	4,745
T-Mobile USA, Inc. 4.80% 7/15/2028	275	280
		16,290
Materials 0.83%
BHP Billiton Finance (USA), Ltd. 4.875% 2/27/2026	875	877
BHP Billiton Finance (USA), Ltd. 5.10% 9/8/2028	250	257
Celanese US Holdings, LLC 6.665% 7/15/2027 (e)	428	439
Celanese US Holdings, LLC 6.85% 11/15/2028 (e)	2,016	2,094
Chevron Phillips Chemical Co., LLC 4.75% 5/15/2030 (c)	581	591
Dow Chemical Co. (The) 4.55% 11/30/2025	65	65
Dow Chemical Co. (The) 4.80% 1/15/2031	2,200	2,192
LYB International Finance III, LLC 1.25% 10/1/2025	1,370	1,370
Nutrien, Ltd. 5.95% 11/7/2025	279	279
Rio Tinto Finance (USA) PLC 4.875% 3/14/2030	1,800	1,845
Sherwin-Williams Co. 4.30% 8/15/2028	2,000	2,011
Sherwin-Williams Co. 4.50% 8/15/2030	1,400	1,410
		13,430
Real estate 0.56%
COPT Defense Properties, LP 2.25% 3/15/2026	2,592	2,566
Equinix, Inc. 1.45% 5/15/2026	6,075	5,972
Ladder Capital Finance Holdings LLLP 5.50% 8/1/2030	603	615
		9,153
Total corporate bonds, notes & loans		629,587
Mortgage-backed obligations 33.31% Federal agency mortgage-backed obligations 15.04%
Fannie Mae Pool #MA5477 6.00% 9/1/2039 (f)	192	199
Fannie Mae Pool #CC0188 6.00% 3/1/2040 (f)	829	856
Fannie Mae Pool #MA5773 6.00% 7/1/2040 (f)	213	220
Fannie Mae Pool #DA1075 6.00% 11/1/2053 (f)	29	29
Fannie Mae Pool #CB7612 6.00% 12/1/2053 (f)	62	63
Fannie Mae Pool #DA7801 5.50% 1/1/2054 (f)	913	923
Fannie Mae Pool #MA5246 5.50% 1/1/2054 (f)	35	35
Fannie Mae Pool #DA5980 6.00% 1/1/2054 (f)	958	981
Capital Group Short Duration Income ETF — Page 7 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae Pool #DA5779 6.00% 1/1/2054 (f)	USD102	$106
Fannie Mae Pool #DA9467 6.00% 2/1/2054 (f)	51	53
Fannie Mae Pool #MA5296 5.50% 3/1/2054 (f)	3,721	3,760
Fannie Mae Pool #DA9742 6.00% 3/1/2054 (f)	162	166
Fannie Mae Pool #DA6019 5.50% 4/1/2054 (f)	852	861
Fannie Mae Pool #DB2745 5.50% 4/1/2054 (f)	420	425
Fannie Mae Pool #DB2626 5.50% 4/1/2054 (f)	28	29
Fannie Mae Pool #BY7524 5.50% 4/1/2054 (f)	29	29
Fannie Mae Pool #MA5328 6.00% 4/1/2054 (f)	743	761
Fannie Mae Pool #DB1087 6.00% 5/1/2054 (f)	883	905
Fannie Mae Pool #MA5445 6.00% 8/1/2054 (f)	4,103	4,197
Fannie Mae Pool #DC3262 6.00% 9/1/2054 (f)	125	128
Fannie Mae Pool #DC3459 6.00% 9/1/2054 (f)	65	66
Fannie Mae Pool #FA0445 5.50% 1/1/2055 (f)	3,323	3,354
Fannie Mae Pool #MA5615 6.00% 2/1/2055 (f)	2,727	2,789
Fannie Mae Pool #MA5647 6.00% 3/1/2055 (f)	1,017	1,040
Fannie Mae Pool #FA1162 6.00% 4/1/2055 (f)	99	101
Fannie Mae Pool #DD4459 6.00% 4/1/2055 (f)	94	96
Fannie Mae Pool #MA5701 6.00% 5/1/2055 (f)	14,028	14,341
Fannie Mae Pool #MA5736 6.00% 6/1/2055 (f)	489	500
Fannie Mae Pool #MA5761 6.00% 7/1/2055 (f)	1,952	1,995
Fannie Mae Pool #MA5762 6.50% 7/1/2055 (f)	962	995
Farmer Mac Agricultural Real Estate Trust, Series 2024-2, Class A1, 5.195% 8/1/2054 (c)(d)(f)	553	554
Farmer Mac Agricultural Real Estate Trust, Series 2025-1, Class A1, 5.22% 8/1/2055 (c)(d)(f)	4,821	4,870
Freddie Mac Pool #SB1452 6.00% 4/1/2040 (f)	901	931
Freddie Mac Pool #QO3370 6.00% 4/1/2040 (f)	730	754
Freddie Mac Pool #SD3513 6.00% 8/1/2053 (f)	28	29
Freddie Mac Pool #QH6125 6.00% 12/1/2053 (f)	30	30
Freddie Mac Pool #QH9078 5.50% 1/1/2054 (f)	485	492
Freddie Mac Pool #RJ1372 6.00% 1/1/2054 (f)	1,491	1,528
Freddie Mac Pool #RJ0854 6.50% 1/1/2054 (f)	112	116
Freddie Mac Pool #QH9775 5.50% 2/1/2054 (f)	495	501
Freddie Mac Pool #SD8431 5.50% 5/1/2054 (f)	468	473
Freddie Mac Pool #SD8432 6.00% 5/1/2054 (f)	825	845
Freddie Mac Pool #QI6042 6.00% 5/1/2054 (f)	700	718
Freddie Mac Pool #QI8145 6.00% 6/1/2054 (f)	896	919
Freddie Mac Pool #SD8439 6.00% 6/1/2054 (f)	11	12
Freddie Mac Pool #RJ1725 6.50% 6/1/2054 (f)	189	197
Freddie Mac Pool #SD6143 6.00% 7/1/2054 (f)	2,887	2,952
Freddie Mac Pool #RJ2526 6.00% 7/1/2054 (f)	496	508
Freddie Mac Pool #RJ1986 6.50% 7/1/2054 (f)	2,031	2,104
Freddie Mac Pool #SD5986 6.50% 7/1/2054 (f)	686	714
Freddie Mac Pool #SD8454 6.00% 8/1/2054 (f)	2,260	2,312
Freddie Mac Pool #QJ3296 6.00% 8/1/2054 (f)	70	71
Freddie Mac Pool #SD8462 5.50% 9/1/2054 (f)	11,893	12,009
Freddie Mac Pool #QJ3945 6.00% 9/1/2054 (f)	34	35
Freddie Mac Pool #RJ3187 6.00% 10/1/2054 (f)	478	489
Freddie Mac Pool #QJ5733 6.00% 10/1/2054 (f)	157	161
Freddie Mac Pool #SD8475 5.50% 11/1/2054 (f)	13,236	13,361
Freddie Mac Pool #SD8507 6.00% 2/1/2055 (f)	570	583
Freddie Mac Pool #SD8516 6.00% 3/1/2055 (f)	2,939	3,005
Freddie Mac Pool #SD8525 6.00% 4/1/2055 (f)	43,328	44,303
Freddie Mac Pool #SL1416 6.00% 4/1/2055 (f)	852	872
Freddie Mac Pool #QY1235 6.00% 4/1/2055 (f)	78	80
Capital Group Short Duration Income ETF — Page 8 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac Pool #SD8534 6.00% 5/1/2055 (f)	USD49,959	$51,072
Freddie Mac Pool #RQ0028 6.00% 7/1/2055 (f)	486	497
Freddie Mac Pool #RQ0041 6.00% 8/1/2055 (f)	86	88
Uniform Mortgage-Backed Security 5.50% 10/1/2040 (f)(g)	492	503
Uniform Mortgage-Backed Security 6.00% 10/1/2055 (f)(g)	51,935	53,064
Uniform Mortgage-Backed Security 6.50% 10/1/2055 (f)(g)	2,154	2,226
		243,981
Collateralized mortgage-backed obligations (privately originated) 10.93%
Angel Oak Mortgage Trust, Series 2024-8, Class A1, 5.338% 5/27/2069 (6.338% on 8/1/2028) (c)(e)(f)	1,470	1,478
Arroyo Mortgage Trust, Series 2019-1, Class A1, 3.805% 1/25/2049 (c)(d)(f)	59	58
Arroyo Mortgage Trust, Series 2019-2, Class A3, 3.80% 4/25/2049 (c)(d)(f)	276	270
Arroyo Mortgage Trust, Series 2022-1, Class A1A, 2.495% 12/25/2056 (3.495% on 2/25/2026) (c)(e)(f)	256	247
Atlas SP, Series 2024-RPL1, Class A1, 3.85% 4/25/2064 (4.85% on 8/1/2028) (c)(e)(f)	2,806	2,725
BRAVO Residential Funding Trust, Series 2020-RPL1, Class A1, 2.50% 5/26/2059 (c)(d)(f)	40	39
BRAVO Residential Funding Trust, Series 2023-NQM8, Class A1, 6.394% 10/25/2063 (7.394% on 11/1/2027) (c)(e)(f)	1,571	1,589
BRAVO Residential Funding Trust, Series 2025-NQM1, Class A1, 5.60% 12/25/2064 (c)(e)(f)	5,284	5,334
BRAVO Residential Funding Trust, Series 2025-NQM5, Class A1, 5.496% 2/25/2065 (6.496% on 5/1/2027) (c)(e)(f)	3,709	3,741
Cascade Funding Mortgage Trust, Series 2024-NR1, Class A1, 6.405% 11/25/2029 (9.405% on 11/25/2027) (c)(e)(f)	3,736	3,774
Cascade Funding Mortgage Trust, Series 2023-HB12, Class A, 4.25% 4/25/2033 (c)(d)(f)	18	18
Cascade Funding Mortgage Trust, Series 2024-HB15, Class A, 4.00% 8/25/2034 (c)(d)(f)	624	622
Cascade Funding Mortgage Trust, Series 2024-HB15, Class M1, 4.00% 8/25/2034 (c)(d)(f)	485	478
Cascade Funding Mortgage Trust, Series 2024-RM5, Class A, 4.00% 10/25/2054 (c)(d)(f)	3,047	2,995
Cascade Funding Mortgage Trust, Series 2024-R1, Class A1, 4.00% 10/25/2054 (5.00% on 10/25/2028) (c)(e)(f)	1,867	1,844
CIM Trust, Series 2018-R3, Class A1, 5.00% 12/25/2057 (c)(d)(f)	10	10
CIM Trust, Series 2025-R1, Class A1, 5.00% 2/25/2099 (8.00% on 3/1/2028) (c)(e)(f)	2,446	2,435
COLT Funding, LLC, Series 2023-1, Class A1, 6.048% 4/25/2068 (7.048% on 4/1/2027) (c)(e)(f)	786	789
COLT Funding, LLC, Series 2023-3, Class A1, 7.18% 9/25/2068 (8.18% on 9/1/2027) (c)(e)(f)	831	843
Connecticut Avenue Securities Trust, Series 2016-C02, Class 1M2, (30-day Average USD-SOFR + 6.114%) 10.471% 9/25/2028 (d)(f)	26	26
Connecticut Avenue Securities Trust, Series 2023-R01, Class 1M1, (30-day Average USD-SOFR + 2.40%) 6.756% 12/25/2042 (c)(d)(f)	984	1,008
Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M1, (30-day Average USD-SOFR + 1.90%) 6.256% 6/25/2043 (c)(d)(f)	266	268
Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M1, (30-day Average USD-SOFR + 1.70%) 6.056% 7/25/2043 (c)(d)(f)	260	261
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1M1, (30-day Average USD-SOFR + 1.05%) 5.406% 1/25/2044 (c)(d)(f)	816	816
Connecticut Avenue Securities Trust, Series 2024-R01, Class 1B1, (30-day Average USD-SOFR + 2.70%) 7.056% 1/25/2044 (c)(d)(f)	995	1,021
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 2/25/2044 (c)(d)(f)	520	520
Connecticut Avenue Securities Trust, Series 2024-R02, Class 1B1, (30-day Average USD-SOFR + 2.50%) 6.856% 2/25/2044 (c)(d)(f)	593	604
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1M1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2044 (c)(d)(f)	716	717
Connecticut Avenue Securities Trust, Series 2024-R04, Class 1B1, (30-day Average USD-SOFR + 2.20%) 6.556% 5/25/2044 (c)(d)(f)	333	336
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1A1, (30-day Average USD-SOFR + 1.15%) 5.506% 9/25/2044 (c)(d)(f)	1,840	1,847
Connecticut Avenue Securities Trust, Series 2024-R06, Class 1M2, (30-day Average USD-SOFR + 1.60%) 5.956% 9/25/2044 (c)(d)(f)	275	276
Capital Group Short Duration Income ETF — Page 9 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Connecticut Avenue Securities Trust, Series 2025-R01, Class 1A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (c)(d)(f)	USD1,774	$1,776
Connecticut Avenue Securities Trust, Series 2025-R02, Class 1A1, (30-day Average USD-SOFR + 1.00%) 5.356% 2/25/2045 (c)(d)(f)	577	578
Finance of America HECM Buyout, Series 24-HB1, Class A1A, 4.00% 10/1/2034 (c)(d)(f)	2,143	2,138
Finance of America Structured Securities Trust, Series 2025-PC1, Class A1, 4.50% 5/25/2075 (c)(f)	2,171	2,100
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA3, Class M3, (30-day Average USD-SOFR + 4.814%) 9.171% 4/25/2028 (d)(f)	41	41
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2016-DNA1, Class M3, (30-day Average USD-SOFR + 5.664%) 10.021% 7/25/2028 (d)(f)	130	132
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA5, Class M1A, (30-day Average USD-SOFR + 2.95%) 7.306% 6/25/2042 (c)(d)(f)	727	742
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2022-DNA6, Class M1A, (30-day Average USD-SOFR + 2.15%) 6.506% 9/25/2042 (c)(d)(f)	845	850
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA1, Class A1, (30-day Average USD-SOFR + 1.35%) 5.706% 2/25/2044 (c)(d)(f)	1,382	1,390
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA2, Class A1, (30-day Average USD-SOFR + 1.25%) 5.606% 5/25/2044 (c)(d)(f)	1,913	1,924
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2024-DNA3, Class A1, (30-day Average USD-SOFR + 1.05%) 5.406% 10/25/2044 (c)(d)(f)	1,186	1,189
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA1, Class A1, (30-day Average USD-SOFR + 0.95%) 5.306% 1/25/2045 (c)(d)(f)	814	814
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA2, Class A1, (30-day Average USD-SOFR + 1.10%) 5.456% 5/25/2045 (c)(d)(f)	978	981
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2025-DNA3, Class A1, (30-day Average USD-SOFR + 0.95%) 5.32% 9/25/2045 (c)(d)(f)	1,986	1,992
GCAT Trust, Series 2024-NQM2, Class A1, 6.085% 6/25/2059 (7.359% on 5/1/2028) (c)(e)(f)	582	590
GS Mortgage-Backed Securities Trust, Series 2024-RPL2, Class A1, 3.75% 7/25/2061 (4.75% on 2/1/2028) (c)(e)(f)	601	589
Imperial Fund Mortgage Trust, Series 2022-NQM7, Class A1, 7.369% 11/25/2067 (8.369% on 11/1/2026) (c)(e)(f)	425	428
Imperial Fund Mortgage Trust, Series 2023-NQM1, Class A1, 5.941% 2/25/2068 (6.941% on 1/1/2027) (c)(e)(f)	1,300	1,301
MFRA Trust, Series 2024-NQM2, Class A1, 5.272% 8/1/2064 (6.272% on 8/1/2028) (c)(e)(f)	3,705	3,714
MFRA Trust, Series 2024-NQM3, Class A1, 5.722% 12/25/2069 (6.722% on 12/1/2028) (c)(e)(f)	4,081	4,119
MFRA Trust, Series 2025-NQM3, Class A1, 5.261% 8/25/2070 (6.261% on 7/1/2029) (c)(e)(f)	1,987	2,005
Mill City Mortgage Trust, Series 2019-GS2, Class A1, 2.75% 8/25/2059 (c)(d)(f)	206	201
Morgan Stanley Residential Mortgage Loan Trust, Series 2024-NQM2, Class A1, 6.386% 5/25/2069 (7.386% on 5/1/2028) (c)(e)(f)	1,383	1,403
New Residential Mortgage Loan Trust, Series 2019-RPL3, Class A1, 2.75% 7/25/2059 (c)(d)(f)	505	489
New Residential Mortgage Loan Trust, Series 2020-RPL1, Class A1, 2.75% 11/25/2059 (c)(d)(f)	187	180
New Residential Mortgage Loan Trust, Series 2025-NQM2, Class A1, 5.566% 4/25/2065 (c)(e)(f)	2,425	2,451
New York Mortgage Trust, Series 2024-CP1, Class A1, 3.75% 2/25/2068 (c)(d)(f)	525	488
NRZ Excess Spread Collateralized Notes, Series 2025-FHT1, Class A, 6.545% 3/25/2032 (c)(e)(f)	5,259	5,311
Onslow Bay Financial LLC, Series 2025-NQM18, Class A1A, 5.057% 9/25/2065 (6.057% on 9/1/2029) (c)(e)(f)	5,725	5,737
Onslow Bay Financial Mortgage Loan Trust, Series 2024-HYB1, Class A1, 3.632% 3/25/2053 (c)(d)(f)	927	913
Onslow Bay Financial Mortgage Loan Trust, Series 2022-NQM9, Class A1A, 6.45% 9/25/2062 (7.45% on 11/1/2026) (c)(e)(f)	669	668
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM1, Class A1, 6.12% 11/25/2062 (7.12% on 12/1/2026) (c)(e)(f)	435	435
Onslow Bay Financial Mortgage Loan Trust, Series 2023-NQM4, Class A1, 6.113% 3/25/2063 (7.113% on 5/1/2027) (c)(e)(f)	396	398
Onslow Bay Financial Mortgage Loan Trust, Series 2025-NQM8, Class A1, 5.472% 3/25/2065 (6.472% on 5/1/2029) (c)(e)(f)	7,114	7,180
Onslow Bay Financial, LLC, Series 2024-HYB2, Class A1, 3.687% 4/25/2053 (c)(d)(f)	2,039	2,010
Onslow Bay Financial, LLC, Series 2024-NQM5, Class A1, 5.988% 1/25/2064 (6.988% on 3/1/2028) (c)(e)(f)	887	896
Onslow Bay Financial, LLC, Series 2024-NQM4, Class A1, 6.067% 1/25/2064 (7.067% on 2/1/2028) (c)(e)(f)	1,201	1,214
Capital Group Short Duration Income ETF — Page 10 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Collateralized mortgage-backed obligations (privately originated) (continued)	Principal amount (000)	Value (000)
Onslow Bay Financial, LLC, Series 2024-NQM7, Class A1, 6.243% 3/25/2064 (7.243% on 4/1/2028) (c)(e)(f)	USD1,065	$1,080
Onslow Bay Financial, LLC, Series 2024-NQM10, Class A1, 6.18% 5/25/2064 (7.18% on 6/1/2028) (c)(e)(f)	2,314	2,345
Onslow Bay Financial, LLC, Series 2024-NQM8, Class A1, 6.233% 5/25/2064 (7.233% on 5/1/2028) (c)(e)(f)	2,918	2,961
Onslow Bay Financial, LLC, Series 2024-NQM13, Class A1, 5.116% 6/25/2064 (6.116% on 8/1/2028) (c)(e)(f)	1,834	1,839
Onslow Bay Financial, LLC, Series 2024-NQM11, Class A1, 5.875% 6/25/2064 (6.825% on 7/1/2028) (c)(e)(f)	5,143	5,200
Onslow Bay Financial, LLC, Series 2024-NQM17, Class A1, 5.61% 11/25/2064 (6.61% on 11/1/2028) (c)(e)(f)	2,328	2,350
Onslow Bay Financial, LLC, Series 2025-NQM3, Class A1, 5.648% 12/1/2064 (6.648% on 2/1/2029) (c)(e)(f)	3,359	3,396
Onslow Bay Financial, LLC, Series 2025-NQM1, Class A1, 5.547% 12/25/2064 (6.547% on 12/1/2028) (c)(e)(f)	4,791	4,835
Onslow Bay Financial, LLC, Series 2025-NQM14, Class A1A, 5.162% 7/25/2065 (6.162% on 7/1/2029) (c)(e)(f)	1,965	1,983
Progress Residential Trust, Series 2024-SFR5, Class B, 3.25% 8/9/2029 (c)(f)	1,343	1,270
Progress Residential Trust, Series 2021-SFR6, Class A, 1.524% 7/17/2038 (c)(f)	1,954	1,924
Progress Residential Trust, Series 2022-SFR3, Class A, 3.20% 4/17/2039 (c)(f)	477	468
Progress Residential Trust, Series 2024-SFR1, Class A, 3.35% 2/17/2041 (c)(f)	1,143	1,104
Progress Residential Trust, Series 2024-SFR3, Class A, 3.00% 6/17/2041 (c)(f)	2,242	2,136
Progress Residential Trust, Series 2025-SFR3, Class A, 3.39% 7/17/2042 (c)(f)	997	945
PRP Advisors, LLC, Series 2025-RPL3, Class A1, 3.25% 4/25/2055 (4.25% on 4/1/2028) (c)(e)(f)	901	869
Sequoia Mortgage Trust, Series 2025-HYB1, Class A1A, 5.069% 10/25/2055 (c)(d)(f)	3,829	3,850
Starwood Mortgage Residential Trust, Series 2024-SFR4, Class A, (1-month USD CME Term SOFR + 1.75%) 5.90% 10/17/2041 (c)(d)(f)	1,647	1,654
Starwood Mortgage Residential Trust, Series 2025-SFR5, Class A, (1-month USD CME Term SOFR + 1.45%) 5.601% 2/17/2042 (c)(d)(f)	599	601
Towd Point Mortgage Trust, Series 2015-5, Class B1, 3.995% 5/25/2055 (c)(d)(f)	990	978
Towd Point Mortgage Trust, Series 2016-2, Class M1, 3.00% 8/25/2055 (c)(d)(f)	227	224
Towd Point Mortgage Trust, Series 2016-3, Class M2, 4.00% 4/25/2056 (c)(d)(f)	1,759	1,751
Towd Point Mortgage Trust, Series 2017-1, Class A2, 3.50% 10/25/2056 (c)(d)(f)	70	70
Towd Point Mortgage Trust, Series 2017-2, Class A4, 3.736% 4/25/2057 (c)(d)(f)	353	349
Towd Point Mortgage Trust, Series 2017-6, Class A1, 2.75% 10/25/2057 (c)(d)(f)	258	254
Towd Point Mortgage Trust, Series 2018-1, Class A1, 3.00% 1/25/2058 (c)(d)(f)	145	144
Towd Point Mortgage Trust, Series 2019-1, Class A1, 3.75% 3/25/2058 (c)(d)(f)	389	379
Towd Point Mortgage Trust, Series 2019-2, Class A1, 3.75% 12/25/2058 (c)(d)(f)	409	398
Towd Point Mortgage Trust, Series 15-2, Class 1B2, 3.423% 11/25/2060 (c)(d)(f)	1,225	1,195
Towd Point Mortgage Trust, Series 2023-1, Class A1, 3.75% 1/25/2063 (c)(f)	896	870
Towd Point Mortgage Trust, Series 2024-3, Class A1A, 5.027% 7/25/2065 (c)(d)(f)	1,576	1,595
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75% 6/17/2040 (c)(f)	1,371	1,376
Tricon Residential Trust, Series 2023-SFR2, Class A, 5.00% 12/17/2040 (c)(f)	347	349
Tricon Residential Trust, Series 2024-SFR3, Class A, 4.50% 8/17/2041 (c)(f)	2,238	2,236
Verus Securitization Trust, Series 2025-R1, Class A1, 5.402% 5/25/2065 (6.402% on 7/1/2029) (c)(e)(f)	5,755	5,807
Verus Securitization Trust, Series 2023-1, Class A1, 5.85% 12/25/2067 (6.85% on 1/1/2027) (c)(e)(f)	471	471
Verus Securitization Trust, Series 2023-3, Class A1, 5.93% 3/25/2068 (6.93% on 4/1/2027) (c)(e)(f)	177	177
Verus Securitization Trust, Series 2023-4, Class A1, 5.811% 5/25/2068 (6.811% on 5/1/2027) (c)(e)(f)	677	679
Verus Securitization Trust, Series 2023-5, Class A5, 6.476% 6/25/2068 (7.476% on 6/1/2027) (c)(e)(f)	470	474
Verus Securitization Trust, Series 2024-2, Class A1, 6.095% 2/25/2069 (7.095% on 2/1/2028) (c)(e)(f)	1,047	1,059
Verus Securitization Trust, Series 2024-3, Class A1, 6.338% 4/25/2069 (7.338% on 4/1/2028) (c)(e)(f)	3,095	3,141
Verus Securitization Trust, Series 2024-4, Class A1, 6.218% 6/25/2069 (7.218% on 5/1/2028) (c)(e)(f)	982	996
Verus Securitization Trust, Series 24-R1, Class A1, 5.218% 9/25/2069 (c)(d)(f)	966	967
Verus Securitization Trust, Series 2024-8, Class A1, 5.364% 10/25/2069 (c)(d)(f)	2,186	2,199
Verus Securitization Trust, Series 2024-9, Class A1, 5.438% 11/25/2069 (c)(d)(f)	1,930	1,944
Verus Securitization Trust, Series 2025-3, Class A1, 5.623% 5/25/2070 (6.623% on 4/1/2029) (c)(e)(f)	1,750	1,768
Verus Securitization Trust, Series 2025-5, Class A1, 5.427% 6/25/2070 (6.427% on 6/1/2029) (c)(e)(f)	3,132	3,157
Verus Securitization Trust, Series 2025-7, Class A1, 5.129% 8/25/2070 (6.129% on 8/1/2029) (c)(e)(f)	2,823	2,838
Verus Securitization Trust, Series 2025-8, Class A1A, 4.869% 9/25/2070 (5.869% on 9/1/2029) (c)(e)(f)	2,231	2,230
		177,241
Capital Group Short Duration Income ETF — Page 11 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities 7.34%	Principal amount (000)	Value (000)
ALA Trust, Series 2025-OANA, Class A, (1-month USD CME Term SOFR + 1.743%) 5.894% 6/15/2030 (c)(d)(f)	USD3,550	$3,574
AMSR Trust, Series 2021-SFR3, Class A, 1.476% 10/17/2038 (c)(f)	2,477	2,404
ARES Commercial Mortgage Trust, Series 24-IND, Class A, (1-month USD CME Term SOFR + 1.69%) 5.842% 7/15/2041 (c)(d)(f)	447	449
Atrium Hotel Portfolio Trust, Series 2024-ATRM, Class A, 5.409% 11/10/2029 (c)(d)(f)	2,337	2,385
Banc of America Commercial Mortgage, Inc., Series 2015-UBS7, Class A4, 3.705% 9/15/2048 (f)	17	17
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A3, 3.362% 5/15/2050 (f)	819	811
Bank Commercial Mortgage Trust, Series 2017-BNK4, Class A4, 3.625% 5/15/2050 (f)	1,127	1,115
Bank Commercial Mortgage Trust, Series 2023-5YR1, Class A3, 6.26% 4/15/2056 (d)(f)	133	138
Bank Commercial Mortgage Trust, Series 2024-5YR8, Class A3, 5.884% 8/15/2057 (f)	430	452
Bank Commercial Mortgage Trust, Series 2024-5YR11, Class A3, 5.893% 11/15/2057 (f)	2,142	2,255
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class A3, 5.902% 12/15/2057 (d)(f)	350	369
Bank Commercial Mortgage Trust, Series 2024-5YR12, Class AS, 6.122% 12/15/2057 (d)(f)	166	173
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class AS, 6.072% 4/15/2058 (d)(f)	1,227	1,281
Bank Commercial Mortgage Trust, Series 2025-5YR14, Class C, 6.463% 4/15/2058 (d)(f)	1,403	1,443
Bank Commercial Mortgage Trust, Series 2019-BN18, Class A4, 3.584% 5/15/2062 (f)	414	397
Barclays Commercial Mortgage Securities, LLC, Series 2018-TALL, Class A, ((1-month USD CME Term SOFR + 0.047%) + 0.872%) 5.069% 3/15/2037 (c)(d)(f)	241	229
Barclays Commercial Mortgage Securities, LLC, Series 2024-5C31, Class AS, 5.852% 12/15/2057 (f)	574	594
Benchmark Mortgage Trust, Series 2018-B2, Class A5, 3.882% 2/15/2051 (d)(f)	305	301
Benchmark Mortgage Trust, Series 2018-B3, Class AS, 4.195% 4/10/2051 (d)(f)	800	771
Benchmark Mortgage Trust, Series 2018-B7, Class A4, 4.51% 5/15/2053 (d)(f)	145	146
Benchmark Mortgage Trust, Series 2020-B19, Class A5, 1.85% 9/15/2053 (f)	351	309
Benchmark Mortgage Trust, Series 2025-V14, Class AM, 6.09% 4/15/2057 (f)	1,105	1,157
Benchmark Mortgage Trust, Series 2024-V9, Class A3, 5.602% 8/15/2057 (f)	845	878
Benchmark Mortgage Trust, Series 2024-V9, Class AS, 6.064% 8/15/2057 (d)(f)	50	52
Benchmark Mortgage Trust, Series 2024-V10, Class A3, 5.277% 9/15/2057 (f)	53	55
BLP Commercial Mortgage Trust, Series 2024-IND2, Class A, (1-month USD CME Term SOFR + 1.342%) 5.492% 3/15/2041 (c)(d)(f)	992	995
BMO Mortgage Trust, Series 2023-5C1, Class A3, 6.534% 8/15/2056 (d)(f)	89	94
BMO Mortgage Trust, Series 2023-C6, Class A5, 5.956% 9/15/2056 (d)(f)	60	64
BMO Mortgage Trust, Series 2024-5C3, Class AS, 6.286% 2/15/2057 (d)(f)	561	585
BMO Mortgage Trust, Series 2024-5C5, Class AS, 6.364% 2/15/2057 (d)(f)	985	1,036
BMO Mortgage Trust, Series 2024-5C6, Class A3, 5.316% 9/15/2057 (f)	1,784	1,839
BMO Mortgage Trust, Series 2024-5C8, Class AS, 5.94% 12/15/2057 (d)(f)	450	468
BMO Mortgage Trust, Series 2025-5C9, Class A3, 5.779% 4/15/2058 (f)	1,380	1,449
Boca Commercial Mortgage Trust, Series 2024-BOCA, Class A, (1-month USD CME Term SOFR + 1.921%) 6.071% 8/15/2041 (c)(d)(f)	4,000	4,024
BX Commercial Mortgage Trust, Series 2024-GPA3, Class A, (1-month USD CME Term SOFR + 1.293%) 5.444% 12/15/2039 (c)(d)(f)	2,015	2,022
BX Trust, Series 2024-KING, Class A, (1-month USD CME Term SOFR + 1.541%) 5.691% 5/15/2034 (c)(d)(f)	655	656
BX Trust, Series 2021-VOLT, Class B, (1-month USD CME Term SOFR + 1.064%) 5.215% 9/15/2036 (c)(d)(f)	183	183
BX Trust, Series 2021-ACNT, Class A, (1-month USD CME Term SOFR + 0.964%) 5.115% 11/15/2038 (c)(d)(f)	390	390
BX Trust, Series 2022-AHP, Class A, (1-month USD CME Term SOFR + 0.99%) 5.14% 1/17/2039 (c)(d)(f)	483	483
BX Trust, Series 2024-AIRC, Class A, (1-month USD CME Term SOFR + 1.691%) 5.842% 8/15/2039 (c)(d)(f)	2,063	2,070
BX Trust, Series 2024-CNYN, Class A, (1-month USD CME Term SOFR + 1.442%) 5.592% 4/15/2041 (c)(d)(f)	1,684	1,690
BX Trust, Series 2024-BIO2, Class A, 5.594% 8/13/2041 (c)(d)(f)	3,803	3,870
BX Trust, Series 2025-BIO3, Class A, 6.138% 2/10/2042 (c)(f)	3,361	3,472
BX Trust, Series 2025-GW, Class A, (1-month USD CME Term SOFR + 1.60%) 5.75% 7/15/2042 (c)(d)(f)	4,000	4,018
BXP Trust, Series 2017-GM, Class A, 3.379% 6/13/2039 (c)(f)	887	867
CALI Mortgage Trust, Series 24-SUN, Class A, (1-month USD CME Term SOFR + 1.89%) 6.041% 7/15/2041 (c)(d)(f)	454	456
CART, Series 2024-DFW1, Class A, (1-month USD CME Term SOFR + 1.642%) 5.792% 8/15/2041 (c)(d)(f)	983	984
CD Commercial Mortgage Trust, Series 2017-CD6, Class A5, 3.456% 11/13/2050 (f)	375	368
Citigroup Commercial Mortgage Trust, Series 2023-PRM3, Class A, 6.36% 7/10/2028 (c)(d)(f)	750	783
Capital Group Short Duration Income ETF — Page 12 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
Citigroup Commercial Mortgage Trust, Series 2023-SMRT, Class A, 6.015% 10/12/2040 (c)(d)(f)	USD361	$372
Citigroup Commercial Mortgage Trust, Series 2016-GC36, Class A5, 3.616% 2/10/2049 (f)	1,000	994
Citigroup Commercial Mortgage Trust, Series 2016-GC37, Class A4, 3.31% 4/10/2049 (f)	270	269
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A4, 3.191% 11/15/2050 (f)	68	67
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class A5, 3.458% 11/15/2050 (d)(f)	1,800	1,744
DC Commercial Mortgage Trust, Series 2023-DC, Class A, 6.314% 9/12/2040 (c)(f)	2,490	2,581
Durst Commercial Mortgage Trust, Series 2025-151, Class A, 5.317% 8/10/2042 (c)(d)(f)	3,062	3,125
Ellington Financial Mortgage Trust, Series 2025-NQM4, Class A1A, 4.972% 9/25/2070 (5.972% on 8/1/2029) (c)(e)(f)	5,667	5,679
ELM Trust 2024, Series 2024-ELM, Class A15, 5.801% 6/10/2039 (c)(d)(f)	1,928	1,941
ELM Trust 2024, Series 2024-ELM, Class A10, 5.801% 6/10/2039 (c)(d)(f)	1,752	1,771
Extended Stay America Trust, Series 2021-ESH, Class A, (1-month USD CME Term SOFR + 1.194%) 5.345% 7/15/2038 (c)(d)(f)	422	422
Extended Stay America Trust, Series 2021-ESH, Class B, (1-month USD CME Term SOFR + 1.494%) 5.645% 7/15/2038 (c)(d)(f)	422	422
Extended Stay America Trust, Series 2025-ESH, Class A, (1-month USD CME Term SOFR + 1.30%) 5.45% 10/15/2042 (c)(d)(f)	2,322	2,325
FirstKey Homes Trust, Series 2022-SFR2, Class A, 4.145% 5/19/2039 (c)(f)	485	483
FIVE Mortgage Trust, Series 2023-V1, Class A3, 5.668% 2/10/2056 (f)	1,216	1,247
FS Commercial Trust, Series 2023-4SZN, Class A, 7.066% 11/10/2039 (c)(f)	808	827
FS Trust, Series 2024-HULA, Class A, (1-month USD CME Term SOFR + 1.811%) 5.961% 8/15/2039 (c)(d)(f)	4,000	4,012
Great Wolf Trust, Series 2024-WLF2, Class A, (1-month USD CME Term SOFR + 1.691%) 5.841% 5/15/2041 (c)(d)(f)	1,356	1,360
GS Mortgage Securities Trust, Series 2017-GS6, Class A3, 3.433% 5/10/2050 (f)	454	447
Hawaii Hotel Trust, Series 2025-MAUI, Class A, (1-month USD CME Term SOFR + 1.393%) 5.543% 3/15/2042 (c)(d)(f)	2,419	2,424
Hawaii Hotel Trust, Series 2025-MAUI, Class D, (1-month USD CME Term SOFR + 2.591%) 6.741% 3/15/2042 (c)(d)(f)	1,358	1,364
HTL Commercial Mortgage Trust, Series 2024-T53, Class A, 6.072% 5/10/2039 (c)(d)(f)	591	600
Hudson Yards Mortgage Trust, Series 2025-SPRL, Class A, 5.649% 1/13/2040 (c)(d)(f)	3,625	3,750
INTOWN Mortgage Trust, Series 2025-STAY, Class A, (1-month USD CME Term SOFR + 1.35%) 5.50% 3/15/2042 (c)(d)(f)	2,995	2,999
LV Trust, Series 2024-SHOW, Class A, 5.274% 10/10/2041 (c)(d)(f)	2,549	2,588
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13% 9/10/2039 (c)(f)	857	817
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class AS, 3.561% 4/15/2048 (f)	500	482
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2025-5C1, Class AS, 6.011% 3/15/2058 (f)	1,807	1,880
Morgan Stanley Capital I Trust, Series 2015-UBS8, Class AS, 4.114% 12/15/2048 (f)	550	544
Multifamily Connecticut Avenue Securities, Series 2023-01, Class M7, (30-day Average USD-SOFR + 4.00%) 8.356% 11/25/2053 (c)(d)(f)	204	213
Multifamily Connecticut Avenue Securities, Series 2024-01, Class M7, (30-day Average USD-SOFR + 2.75%) 7.106% 7/25/2054 (c)(d)(f)	533	541
Multifamily Connecticut Avenue Securities, Series 2025-01, Class M1, (30-day Average USD-SOFR + 2.40%) 6.756% 5/25/2055 (c)(d)(f)	1,082	1,089
SCG Hotel Issuer, Inc., Series 2025-SNIP, Class A, 5.75% 9/15/2042 (c)(d)(f)	3,428	3,443
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class A, (1-month USD CME Term SOFR + 1.392%) 5.542% 5/15/2039 (c)(d)(f)	708	707
SDR Commercial Mortgage Trust, Series 2024-DSNY, Class B, (1-month USD CME Term SOFR + 1.741%) 5.891% 5/15/2039 (c)(d)(f)	486	485
SFO Commerical Mortgage Trust, Series 2021-555, Class A, (1-month USD CME Term SOFR + 1.264%) 5.42% 5/15/2038 (1-month USD CME Term SOFR + 1.514% on 5/15/2026) (c)(e)(f)	1,000	994
SFO Commerical Mortgage Trust, Series 2021-555, Class B, (1-month USD CME Term SOFR + 1.614%) 5.765% 5/15/2038 (c)(d)(f)	362	359
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class A3, 2.779% 10/10/2048 (f)	742	737
StorageMart Commercial Mortgage Trust, Series 2022-MINI, Class A, (1-month USD CME Term SOFR + 1.00%) 5.15% 1/15/2039 (c)(d)(f)	500	500
Capital Group Short Duration Income ETF — Page 13 of 25

unaudited
Bonds, notes & other debt instruments (continued) Mortgage-backed obligations (continued) Commercial mortgage-backed securities (continued)	Principal amount (000)	Value (000)
SWCH Commercial Mortgage Trust, Series 2025-DATA, Class A, (1-month USD CME Term SOFR + 1.443%) 5.593% 2/15/2042 (c)(d)(f)	USD4,783	$4,765
UBS Commercial Mortgage Trust, Series 2017-C2, Class A4, 3.487% 8/15/2050 (f)	300	295
Wells Fargo Commercial Mortgage Trust, Series 2025-1918, Class A, 5.575% 9/15/2040 (c)(d)(f)	691	696
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A5, 3.418% 9/15/2050 (f)	505	494
Wells Fargo Commercial Mortgage Trust, Series 2024-5C1, Class AS, 6.52% 7/15/2057 (f)	40	42
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92% 11/15/2057 (f)	225	237
Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class AS, 6.145% 11/15/2057 (d)(f)	358	376
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class A4, 3.426% 3/15/2059 (f)	541	538
WMRK Commercial Mortgage Trust, Series 2022-WMRK, Class A, (1-month USD CME Term SOFR + 2.789%) 6.939% 11/15/2027 (c)(d)(f)	206	207
WSTN Trust, Series 2023-MAUI, Class B, 7.018% 7/5/2037 (c)(d)(f)	173	176
WSTN Trust, Series 2023-MAUI, Class C, 7.69% 7/5/2037 (c)(d)(f)	100	102
		119,153
Total mortgage-backed obligations		540,375
Asset-backed obligations 22.21% Auto loan 10.01%
American Credit Acceptance Receivables Trust, Series 2024-3, Class A, 5.76% 11/12/2027 (c)(f)	80	80
American Credit Acceptance Receivables Trust, Series 2024-2, Class B, 6.10% 12/13/2027 (c)(f)	731	732
American Credit Acceptance Receivables Trust, Series 2024-3, Class B, 5.66% 8/14/2028 (c)(f)	2,092	2,100
American Credit Acceptance Receivables Trust, Series 2024-4, Class B, 4.80% 11/13/2028 (c)(f)	250	250
American Credit Acceptance Receivables Trust, Series 2025-2, Class B, 4.85% 5/14/2029 (c)(f)	1,042	1,047
American Credit Acceptance Receivables Trust, Series 2024-1, Class C, 5.63% 1/14/2030 (c)(f)	894	898
American Credit Acceptance Receivables Trust, Series 2024-2, Class D, 6.53% 4/12/2030 (c)(f)	1,820	1,867
American Credit Acceptance Receivables Trust, Series 2025-2, Class C, 5.11% 3/12/2031 (c)(f)	1,759	1,775
American Credit Acceptance Receivables Trust, Series 2024-4, Class C, 4.91% 8/12/2031 (c)(f)	187	188
American Credit Acceptance Receivables Trust, Series 2024-4, Class D, 5.34% 8/12/2031 (c)(f)	1,431	1,443
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class A2, 4.92% 5/15/2029 (c)(f)	347	347
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class B, 5.11% 11/17/2031 (c)(f)	311	312
Arivo Acceptance Auto Loan Receivables Trust, Series 2025-1A, Class C, 5.42% 12/15/2031 (c)(f)	384	385
Avis Budget Rental Car Funding (AESOP), LLC, Series 2020-2, Class A, 2.02% 2/20/2027 (c)(f)	292	290
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class A, 6.12% 4/20/2027 (c)(f)	118	119
Avis Budget Rental Car Funding (AESOP), LLC, Series 2022-5, Class C, 6.24% 4/20/2027 (c)(f)	500	502
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class B, 6.03% 10/20/2027 (c)(f)	290	294
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-2, Class C, 6.18% 10/20/2027 (c)(f)	1,000	1,011
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-5, Class A, 5.78% 4/20/2028 (c)(f)	259	265
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-4A, Class D, 7.31% 6/20/2029 (c)(f)	289	296
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-1A, Class A, 4.80% 8/20/2029 (c)(f)	627	636
Avis Budget Rental Car Funding (AESOP), LLC, Series 2023-8A, Class D, 7.52% 2/20/2030 (c)(f)	770	786
Avis Budget Rental Car Funding (AESOP), LLC, Series 2024-1, Class A, 5.36% 6/20/2030 (c)(f)	700	725
Avis Budget Rental Car Funding (AESOP), LLC, Series 2025-2A, Class A, 5.12% 8/20/2031 (c)(f)	2,919	3,006
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class A3, 5.53% 1/18/2028 (f)	98	98
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class A3, 5.84% 6/15/2028 (f)	1,251	1,256
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class B, 5.43% 8/15/2028 (f)	251	252
Bridgecrest Lending Auto Securitization Trust, Series 2024-1, Class C, 5.65% 4/16/2029 (f)	370	374
Bridgecrest Lending Auto Securitization Trust, Series 2024-2, Class B, 5.94% 2/15/2030 (f)	2,000	2,021
Bridgecrest Lending Auto Securitization Trust, Series 2024-3, Class D, 5.83% 5/15/2030 (f)	1,441	1,471
Bridgecrest Lending Auto Securitization Trust, Series 2024-4, Class B, 4.77% 8/15/2030 (f)	787	790
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class C, 5.11% 5/15/2031 (f)	3,000	3,018
Bridgecrest Lending Auto Securitization Trust, Series 2025-3, Class D, 5.49% 5/15/2031 (f)	3,000	3,018
Carvana Auto Receivables Trust, Series 2023-P3, Class A3, 5.82% 8/10/2028 (c)(f)	134	135
Chesapeake Funding II, LLC, Series 2023-2, Class A1, 6.16% 10/15/2035 (c)(f)	225	228
Capital Group Short Duration Income ETF — Page 14 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Citizens Auto Receivables Trust, Series 2023-2, Class A3, 5.83% 2/15/2028 (c)(f)	USD419	$422
Citizens Auto Receivables Trust, Series 2023-2, Class A4, 5.74% 10/15/2030 (c)(f)	680	695
CPS Auto Receivables Trust, Series 2023-C, Class B, 5.98% 6/15/2027 (c)(f)	128	128
CPS Auto Receivables Trust, Series 2024-A, Class B, 5.65% 5/15/2028 (c)(f)	113	113
CPS Auto Receivables Trust, Series 2023-A, Class C, 5.54% 4/16/2029 (c)(f)	444	445
CPS Auto Receivables Trust, Series 2023-C, Class C, 6.27% 10/15/2029 (c)(f)	465	469
CPS Auto Receivables Trust, Series 2025-B, Class B, 4.79% 11/15/2029 (c)(f)	1,929	1,942
CPS Auto Receivables Trust, Series 2024-A, Class C, 5.74% 4/15/2030 (c)(f)	118	119
CPS Auto Receivables Trust, Series 2024-A, Class D, 6.13% 4/15/2030 (c)(f)	100	102
CPS Auto Trust, Series 2024-B, Class B, 6.04% 10/16/2028 (c)(f)	2,000	2,016
CPS Auto Trust, Series 2024-B, Class C, 6.28% 7/15/2030 (c)(f)	2,000	2,039
CPS Auto Trust, Series 2025-B, Class C, 5.12% 7/15/2031 (c)(f)	2,629	2,654
Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.35% 2/15/2028 (f)	219	219
Drive Auto Receivables Trust, Series 2024-1, Class B, 5.31% 1/16/2029 (f)	407	409
Drive Auto Receivables Trust, Series 2024-2, Class B, 4.52% 7/16/2029 (f)	1,114	1,118
Drive Auto Receivables Trust, Series 2024-1, Class C, 5.43% 11/17/2031 (f)	723	733
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67% 5/17/2032 (f)	1,090	1,095
Drive Auto Receivables Trust, Series 2025-1, Class B, 4.79% 9/15/2032 (f)	1,849	1,864
Drive Auto Receivables Trust, Series 2025-1, Class C, 4.99% 9/15/2032 (f)	497	502
DriveTime Auto Owner Trust, Series 2023-1, Class C, 5.55% 10/16/2028 (c)(f)	722	724
Enterprise Fleet Financing, LLC, Series 2024-1, Class A3, 5.16% 9/20/2030 (c)(f)	380	387
Exeter Automobile Receivables Trust, Series 2023-1A, Class C, 5.82% 2/15/2028 (f)	253	253
Exeter Automobile Receivables Trust, Series 2022-6, Class C, 6.32% 5/15/2028 (f)	114	115
Exeter Automobile Receivables Trust, Series 2024-1, Class B, 5.29% 8/15/2028 (f)	437	439
Exeter Automobile Receivables Trust, Series 2023-4A, Class C, 6.51% 8/15/2028 (f)	749	755
Exeter Automobile Receivables Trust, Series 2023-1A, Class D, 6.69% 6/15/2029 (f)	240	245
Exeter Automobile Receivables Trust, Series 2024-1, Class C, 5.41% 5/15/2030 (f)	355	359
Exeter Automobile Receivables Trust, Series 2024-1, Class D, 5.84% 6/17/2030 (f)	574	587
Exeter Automobile Receivables Trust, Series 2024-4A, Class B, 5.29% 8/15/2030 (f)	1,210	1,218
Exeter Automobile Receivables Trust, Series 2024-4A, Class C, 5.48% 8/15/2030 (f)	423	427
Exeter Select Automobile Receivables Trust, Series 2025-1, Class A2, 4.83% 10/16/2028 (f)	1,062	1,066
Flagship Credit Auto Trust, Series 2023-3, Class A3, 5.44% 4/17/2028 (c)(f)	122	122
Flagship Credit Auto Trust, Series 2023-3, Class B, 5.64% 7/16/2029 (c)(f)	399	403
Ford Credit Auto Lease Trust, Series 2024-A, Class A3, 5.06% 5/15/2027 (f)	555	557
Ford Credit Auto Lease Trust, Series 2024-A, Class A4, 5.05% 6/15/2027 (f)	175	176
Ford Credit Floorplan Master Owner Trust, Series 2025-1, Class A1, 4.63% 4/15/2030 (f)	2,077	2,109
GLS Auto Receivables Trust, Series 2023-3, Class B, 5.89% 1/18/2028 (c)(f)	532	533
GLS Auto Receivables Trust, Series 2024-2, Class B, 5.77% 11/15/2028 (c)(f)	537	542
GLS Auto Receivables Trust, Series 2023-3, Class C, 6.01% 5/15/2029 (c)(f)	151	152
GLS Auto Receivables Trust, Series 2025-1A, Class B, 4.98% 7/16/2029 (c)(f)	1,083	1,095
GLS Auto Receivables Trust, Series 2025-2A, Class B, 4.97% 10/15/2029 (c)(f)	2,652	2,681
GLS Auto Receivables Trust, Series 2024-1, Class C, 5.64% 12/17/2029 (c)(f)	1,303	1,323
GLS Auto Receivables Trust, Series 2024-1, Class D, 5.95% 12/17/2029 (c)(f)	837	858
GLS Auto Receivables Trust, Series 2025-3A, Class B, 4.57% 1/15/2030 (c)(f)	1,307	1,313
GLS Auto Receivables Trust, Series 2024-2, Class C, 6.03% 2/15/2030 (c)(f)	746	762
GLS Auto Receivables Trust, Series 2025-1A, Class C, 5.07% 11/15/2030 (c)(f)	3,000	3,041
GLS Auto Receivables Trust, Series 2025-1A, Class D, 5.61% 11/15/2030 (c)(f)	3,000	3,066
GLS Auto Select Receivables Trust, Series 2025-1A, Class C, 5.26% 3/15/2031 (c)(f)	220	224
GM Financial Revolving Receivables Trust, Series 2023-2, Class A, 5.77% 8/11/2036 (c)(f)	773	811
GM Financial Revolving Receivables Trust, Series 2024-2, Class A, 4.52% 3/11/2037 (c)(f)	1,888	1,914
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A3, 4.85% 12/18/2028 (f)	441	444
GM Financial Securitized Term Auto Receivables Trust, Series 2024-1, Class A4, 4.86% 6/18/2029 (f)	624	634
Hertz Vehicle Financing III, LLC, Series 2023-1, Class A, 5.49% 6/25/2027 (c)(f)	1,113	1,120
Hertz Vehicle Financing III, LLC, Series 2023-1, Class 1D, 9.13% 6/25/2027 (c)(f)	250	253
Capital Group Short Duration Income ETF — Page 15 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Hertz Vehicle Financing III, LLC, Series 2022-2, Class D, 5.16% 6/26/2028 (c)(f)	USD250	$244
Hertz Vehicle Financing, LLC, Series 2023-1A, Class B, 6.22% 6/25/2027 (c)(f)	2,920	2,938
Hertz Vehicle Financing, LLC, Series 2021-2A, Class A, 1.68% 12/27/2027 (c)(f)	502	490
Hertz Vehicle Financing, LLC, Series 2023-3A, Class A, 5.94% 2/25/2028 (c)(f)	281	286
Hertz Vehicle Financing, LLC, Series 2024-1A, Class A, 5.44% 1/25/2029 (c)(f)	1,449	1,480
Hertz Vehicle Financing, LLC, Series 2024-1A, Class D, 9.22% 1/25/2029 (c)(f)	349	360
Hertz Vehicle Financing, LLC, Series 2025-1A, Class A, 4.91% 9/25/2029 (c)(f)	1,616	1,633
Hertz Vehicle Financing, LLC, Series 2025-1A, Class B, 5.45% 9/25/2029 (c)(f)	3,709	3,753
Hertz Vehicle Financing, LLC, Series 2025-3A, Class A, 5.06% 12/26/2029 (c)(f)	2,999	3,048
Hertz Vehicle Financing, LLC, Series 2025-3A, Class B, 5.59% 12/26/2029 (c)(f)	1,610	1,628
Hertz Vehicle Financing, LLC, Series 2025-3A, Class C, 6.13% 12/26/2029 (c)(f)	1,643	1,665
Hertz Vehicle Financing, LLC, Series 2025-4A, Class A, 5.41% 12/26/2031 (c)(f)	2,000	2,049
Huntington National Bank (The), Series 2025-1, Class B, 4.957% 3/21/2033 (c)(f)	4,042	4,069
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A3, 5.02% 3/15/2027 (c)(f)	890	892
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.07% 2/15/2028 (c)(f)	267	269
LAD Auto Receivables Trust, Series 2023-1, Class C, 6.18% 12/15/2027 (c)(f)	273	275
LAD Auto Receivables Trust, Series 2024-1, Class A3, 5.23% 1/18/2028 (c)(f)	194	195
LAD Auto Receivables Trust, Series 2023-3, Class A4, 5.95% 3/15/2028 (c)(f)	318	320
LAD Auto Receivables Trust, Series 2023-3, Class B, 6.09% 6/15/2028 (c)(f)	721	731
LAD Auto Receivables Trust, Series 2023-3, Class C, 6.43% 12/15/2028 (c)(f)	608	623
LAD Auto Receivables Trust, Series 2024-1, Class B, 5.33% 2/15/2029 (c)(f)	367	373
LAD Auto Receivables Trust, Series 2024-1, Class C, 5.64% 6/15/2029 (c)(f)	444	454
LAD Auto Receivables Trust, Series 2024-2, Class A4, 5.46% 7/16/2029 (c)(f)	507	516
LAD Auto Receivables Trust, Series 2024-3A, Class B, 4.74% 1/15/2030 (c)(f)	410	414
LAD Auto Receivables Trust, Series 2024-3A, Class C, 4.93% 3/15/2030 (c)(f)	148	150
LAD Auto Receivables Trust, Series 2024-2, Class D, 6.37% 10/15/2031 (c)(f)	175	181
Mercedes-Benz Auto Lease Trust, Series 2024-A, Class A3, 5.32% 1/18/2028 (f)	2,385	2,416
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A3, 4.80% 4/16/2029 (f)	1,500	1,511
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79% 7/15/2031 (f)	857	873
PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03% 7/15/2030 (c)(f)	722	722
Porsche Innovative Lease Owner Trust, Series 2024-1, Class A3, 4.67% 11/22/2027 (c)(f)	1,833	1,843
Prestige Auto Receivables Trust, Series 2024-1, Class B, 5.71% 5/15/2028 (c)(f)	294	295
Prestige Auto Receivables Trust, Series 2024-1, Class D, 6.21% 2/15/2030 (c)(f)	422	431
Santander Drive Auto Receivables Trust, Series 2022-7, Class B, 5.95% 1/17/2028 (f)	13	13
Santander Drive Auto Receivables Trust, Series 2024-1, Class A3, 5.25% 4/17/2028 (f)	50	50
Santander Drive Auto Receivables Trust, Series 2023-6, Class A3, 5.93% 7/17/2028 (f)	215	216
Santander Drive Auto Receivables Trust, Series 2024-1, Class B, 5.23% 12/15/2028 (f)	558	561
Santander Drive Auto Receivables Trust, Series 2024-2, Class B, 5.78% 7/16/2029 (f)	1,517	1,541
Santander Drive Auto Receivables Trust, Series 2024-4, Class B, 4.93% 9/17/2029 (f)	900	908
Santander Drive Auto Receivables Trust, Series 2024-1, Class C, 5.45% 3/15/2030 (f)	124	126
SBNA Auto Lease Trust, Series 2024-C, Class A3, 4.56% 2/22/2028 (c)(f)	878	881
Securitized Term Auto Receivables Trust, Series 2025-A, Class B, 5.038% 7/25/2031 (c)(f)	292	295
Securitized Term Auto Receivables Trust, Series 2025-A, Class C, 5.185% 7/25/2031 (c)(f)	933	942
SFS Auto Receivables Securitization Trust, Series 2024-3A, Class B, 4.76% 11/20/2031 (c)(f)	1,846	1,874
Space Coast Credit Union, Series 2025-1A, Class A2, 4.67% 11/15/2028 (c)(f)	3,904	3,916
Space Coast Credit Union, Series 2024-1, Class A3, 5.11% 6/15/2029 (c)(f)	1,058	1,067
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A3, 4.83% 10/16/2028 (f)	1,283	1,292
Toyota Auto Receivables Owner Trust, Series 2024-A, Class A4, 4.77% 4/16/2029 (f)	659	669
Tricolor Auto Securitization Trust, Series 2025-1A, Class A, 4.94% 2/15/2029 (c)(f)(h)	3,596	2,651
Truist Bank Auto Credit-Linked Notes, Series 2025-1, Class B, 4.728% 9/26/2033 (c)(f)	7,647	7,660
United Auto Credit Securitization Trust, Series 2024-1, Class B, 6.57% 6/10/2027 (c)(f)	255	255
United Auto Credit Securitization Trust, Series 2025-1, Class B, 5.05% 2/10/2028 (c)(f)	2,419	2,427
United Auto Credit Securitization Trust, Series 2024-1, Class C, 7.06% 10/10/2029 (c)(f)	1,500	1,509
VStrong Auto Receivables Trust, Series 2024-A, Class A3, 5.62% 12/15/2028 (c)(f)	204	205
Capital Group Short Duration Income ETF — Page 16 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Auto loan (continued)	Principal amount (000)	Value (000)
Western Funding Auto Loan Trust, Series 2025-1, Class A, 4.75% 7/16/2035 (c)(f)	USD1,947	$1,964
Western Funding Auto Loan Trust, Series 2025-1, Class B, 4.98% 9/17/2035 (c)(f)	1,019	1,024
Westlake Automobile Receivables Trust, Series 2024-1, Class A3, 5.44% 5/17/2027 (c)(f)	335	336
Westlake Automobile Receivables Trust, Series 2024-1, Class B, 5.55% 11/15/2027 (c)(f)	748	753
Westlake Automobile Receivables Trust, Series 2023-1, Class B, 5.41% 1/18/2028 (c)(f)	51	51
Westlake Automobile Receivables Trust, Series 2023-1, Class C, 5.74% 8/15/2028 (c)(f)	412	415
Westlake Automobile Receivables Trust, Series 2023-3, Class C, 6.02% 9/15/2028 (c)(f)	597	605
Westlake Automobile Receivables Trust, Series 2024-1, Class C, 5.65% 2/15/2029 (c)(f)	523	529
Westlake Automobile Receivables Trust, Series 2024-1, Class D, 6.02% 10/15/2029 (c)(f)	703	719
Westlake Automobile Receivables Trust, Series 2025-2A, Class B, 4.63% 1/15/2031 (c)(f)	1,176	1,183
Westlake Automobile Receivables Trust, Series 2025-2A, Class C, 4.85% 1/15/2031 (c)(f)	1,945	1,957
Westlake Automobile Receivables Trust, Series 2025-2A, Class D, 5.08% 5/15/2031 (c)(f)	3,000	3,027
Westlake Flooring Master Trust, Series 2024-1, Class A, 5.43% 2/15/2028 (c)(f)	536	538
Wheels Fleet Lease Funding, LLC, Series 24-2A, Class A1, 4.87% 6/21/2039 (c)(f)	1,920	1,941
Wheels Fleet Lease Funding, LLC, Series 2024-3A, Class A1, 4.80% 9/19/2039 (c)(f)	1,328	1,341
		162,375
Other asset-backed securities 8.19%
ACHV ABS Trust, Series 2024-2PL, Class A, 5.07% 10/27/2031 (c)(f)	701	706
ACHV ABS Trust, Series 2025-1PL, Class B, 5.04% 4/26/2032 (c)(f)	1,613	1,620
ACHV ABS Trust, Series 2025-1PL, Class C, 5.31% 4/26/2032 (c)(f)	5,000	5,012
Affirm Master Trust, Series 2025-3A, Class A, 4.45% 10/16/2034 (c)(f)	2,835	2,834
Affirm, Inc., Series 2024, Class 1A, 5.61% 2/15/2029 (c)(f)	3,000	3,014
Affirm, Inc., Series 2024-A, Class A, 5.61% 2/15/2029 (c)(f)	1,046	1,051
Affirm, Inc., Series 2024-X2, Class A, 5.22% 12/17/2029 (c)(f)	311	311
Affirm, Inc., Series 2025-X1, Class A, 5.08% 4/15/2030 (c)(f)	3,149	3,156
APL Finance, LLC, Series 2025-1A, Class A, 4.81% 3/20/2036 (c)(f)	2,324	2,324
Apollo Aviation Securitization Equity Trust, Series 2025-2A, Class A, 5.522% 2/16/2050 (c)(f)	2,713	2,747
Apollo Aviation Securitization Equity Trust, Series 25-1A, Class A, 5.943% 2/16/2050 (c)(f)	1,518	1,555
Auxilior Term Funding, LLC, Series 24-1, Class A2, 5.84% 3/15/2027 (c)(f)	668	671
Bankers Healthcare Group Securitization Trust, Series 2021-A, Class A, 1.42% 11/17/2033 (c)(f)	153	152
Blue Owl Asset Leasing Trust, Series 2024-1A, Class B, 5.41% 3/15/2030 (c)(f)	190	193
Blue Owl Asset Leasing Trust, Series 2024-1A, Class C, 6.38% 1/15/2031 (c)(f)	139	142
Capteris Equipment Finance, Series 2024-1, Class A2, 5.58% 7/20/2032 (c)(f)	2,403	2,444
Castlelake Aircraft Securitization Trust, Series 2025-1A, Class A, 5.783% 2/15/2050 (c)(f)	2,263	2,301
CF Hippolyta, LLC, Series 2020-1, Class A1, 1.69% 7/15/2060 (c)(f)	1,343	1,161
CF Hippolyta, LLC, Series 2021-1, Class A1, 1.53% 3/15/2061 (c)(f)	1,540	1,290
CFG Investments, Ltd., Series 2025-1, Class A, 6.47% 3/25/2036 (c)(f)	1,489	1,515
CLI Funding VI, LLC, Series 2020-2A, Class A, 2.03% 9/15/2045 (c)(f)	297	278
CLI Funding VIII, LLC, Series 2022-1, Class A, 2.72% 1/18/2047 (c)(f)	1,493	1,383
Commercial Equipment Finance, Series 2024-1, Class A, 5.97% 7/16/2029 (c)(f)	488	493
Crockett Partners Equipment Co. II, LLC, Series 2024-1C, Class A, 6.05% 1/20/2031 (c)(f)	2,070	2,101
Crossroads Asset Trust, Series 2024-A, Class A2, 5.90% 8/20/2030 (c)(f)	698	708
Daimler Trucks Retail Trust, Series 2024-1, Class A4, 5.56% 7/15/2031 (f)	1,452	1,486
Dell Equipment Finance Trust, Series 2024-2, Class B, 4.82% 8/22/2030 (c)(f)	1,992	2,011
DLLAD, LLC, Series 2024-1, Class A2, 5.50% 8/20/2027 (c)(f)	540	543
DLLAD, LLC, Series 2024-1, Class A3, 5.30% 7/20/2029 (c)(f)	491	502
EquipmentShare, Series 2024-2M, Class A, 5.70% 12/20/2032 (c)(f)	2,144	2,178
Frontier Issuer, LLC, Series 2023-1, Class A2, 6.60% 8/20/2053 (c)(f)	3,515	3,571
Global SC Finance VII SRL, Series 2020-2A, Class A, 2.26% 11/19/2040 (c)(f)	310	296
Global SC Finance VII SRL, Series 2021-2A, Class A, 1.95% 8/17/2041 (c)(f)	724	680
GreatAmerica Leasing Receivables Funding, LLC, Series 2025-1, Class A3, 4.49% 4/16/2029 (c)(f)	1,805	1,824
John Deere Owner Trust, Series 2024-A, Class A3, 4.96% 11/15/2028 (f)	923	933
M&T Equipment Notes, Series 2024-1, Class A3, 4.76% 8/18/2031 (c)(f)	2,289	2,319
Capital Group Short Duration Income ETF — Page 17 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Merchants Fleet Funding, LLC, Series 2024-1, Class A, 5.82% 4/20/2037 (c)(f)	USD1,887	$1,902
Mercury Financial Credit Card Master Trust, Series 2024-2A, Class A, 6.56% 7/20/2029 (c)(f)	1,638	1,651
MMP Capital, Series 2025-A, Class A, 5.36% 12/15/2031 (c)(f)	479	483
MMP Capital, Series 2025-A, Class B, 5.72% 12/15/2031 (c)(f)	830	846
New Economy Assets Phase 1 Issuer, LLC, Series 2021-1, Class A1, 1.91% 10/20/2061 (c)(f)	358	300
NMEF Funding, LLC, Series 2024-A, Class A2, 5.15% 12/15/2031 (c)(f)	1,800	1,814
NMEF Funding, LLC, Series 2025-A, Class A2, 4.72% 7/15/2032 (c)(f)	2,094	2,104
NMEF Funding, LLC, Series 2025-A, Class B, 5.18% 7/15/2032 (c)(f)	1,958	1,981
NMEF Funding, LLC, Series 2025-B, Class A2, 4.64% 1/18/2033 (c)(f)	2,539	2,550
NMEF Funding, LLC, Series 2025-B, Class B, 4.73% 1/18/2033 (c)(f)	3,178	3,191
OnDeck Asset Securitization Trust, LLC, Series 2024-1, Class A, 6.27% 6/17/2031 (c)(f)	1,020	1,027
OnDeck Asset Securitization Trust, LLC, Series 2024-2A, Class A, 4.98% 10/17/2031 (c)(f)	1,001	1,004
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class A, 5.08% 4/19/2032 (c)(f)	992	996
OnDeck Asset Securitization Trust, LLC, Series 2025-1A, Class B, 5.52% 4/19/2032 (c)(f)	1,015	1,022
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A2, 4.74% 4/20/2027 (c)(f)	550	552
PEAC Solutions Receivables, LLC, Series 2024-1A, Class A2, 5.79% 6/21/2027 (c)(f)	1,729	1,745
PEAC Solutions Receivables, LLC, Series 2025-1A, Class A2, 4.94% 10/20/2028 (c)(f)	1,326	1,337
PEAC Solutions Receivables, LLC, Series 2024-2A, Class A3, 4.65% 10/20/2031 (c)(f)	293	295
PEAC Solutions Receivables, LLC, Series 2024-2A, Class B, 4.83% 10/20/2031 (c)(f)	764	769
PFS Financing Corp., Series 2023-A, Class A, 5.80% 3/15/2028 (c)(f)	2,000	2,014
PFS Financing Corp., Series 2024-F, Class A, 4.75% 8/15/2029 (c)(f)	2,969	3,008
PG&E Recovery Funding, LLC, Series 2024-A, Class A1, 4.838% 6/1/2035 (f)	1,764	1,797
PK ALIFT Loan Funding, Series 2025-2, Class A, 4.75% 3/15/2043 (c)(f)	901	903
PK ALIFT Loan Funding 3, LP, Series 2024-1, Class A1, 5.842% 9/15/2039 (c)(f)	595	610
PK ALIFT Loan Funding 4, LP, Series 2024-2, Class A, 5.052% 10/15/2039 (c)(f)	1,338	1,341
Post Road Equipment Finance, Series 2025-1A, Class A2, 4.90% 5/15/2031 (c)(f)	894	902
Post Road Equipment Finance, Series 2025-1A, Class B, 5.04% 5/15/2031 (c)(f)	1,450	1,472
Post Road Equipment Finance, Series 2025-1A, Class C, 5.13% 5/15/2031 (c)(f)	3,450	3,506
Reach Financial, LLC, Series 2024-2, Class A, 5.88% 7/15/2031 (c)(f)	509	511
SCF Equipment Trust, LLC, Series 2025-1A, Class A3, 5.11% 11/21/2033 (c)(f)	3,567	3,655
SLAM, LLC, Series 2024-1A, Class A, 5.335% 9/15/2049 (c)(f)	985	995
Subway Funding, LLC, Series 2024-3, Class A2I, 5.246% 7/30/2054 (c)(f)	2,168	2,172
Synchrony Card Issuance Trust, Series 2023-A2, Class A, 5.74% 10/15/2029 (f)	498	507
Synchrony Card Issuance Trust, Series 2024-A2, Class A, 4.93% 7/15/2030 (f)	2,835	2,883
TAL Advantage V, LLC, Series 2020-1A, Class A, 2.05% 9/20/2045 (c)(f)	746	710
Textainer Marine Containers, Ltd., Series 2021-1, Class A, 1.68% 2/20/2046 (c)(f)	732	682
Textainer Marine Containers, Ltd., Series 2021-2A, Class A, 2.23% 4/20/2046 (c)(f)	514	483
Textainer Marine Containers, Ltd., Series 2025-1H, Class A, 6.43% 7/23/2050 (c)(f)	1,988	1,995
Textainer Marine Containers, Ltd., Series 2025-1H, Class B, 8.06% 7/23/2050 (c)(f)	1,007	1,011
TIF Funding II, LLC, Series 2021-1A, Class A, 1.65% 2/20/2046 (c)(f)	873	797
Triton Container Finance VIII, LLC, Series 2020-1, Class A, 2.11% 9/20/2045 (c)(f)	862	809
U.S. Bank National Association, Series 2025-SUP1, Class B, 5.582% 2/25/2032 (c)(f)	1,343	1,347
U.S. Bank National Association, Series 2025-SUP2, Class B1, 4.818% 9/25/2032 (c)(f)	2,065	2,068
Verdant Receivables, LLC, Series 2024-1, Class A2, 5.68% 12/12/2031 (c)(f)	507	517
Verdant Receivables, LLC, Series 2024-1, Class C, 6.25% 12/12/2031 (c)(f)	164	170
Verdant Receivables, LLC, Series 2025-1A, Class A3, 4.96% 5/12/2033 (c)(f)	3,364	3,426
Verizon Master Trust, Series 2024-6, Class A1A, 4.17% 8/20/2030 (f)	1,937	1,947
Verizon Master Trust, Series 2024-2, Class A, 4.83% 12/22/2031 (c)(f)	652	668
Verizon Master Trust, Series 24-5, Class A, 5.00% 6/21/2032 (c)(f)	625	645
Verizon Master Trust, Series 2025-4, Class A, 4.76% 3/21/2033 (c)(f)	2,825	2,902
VFI ABS, LLC, Series 2025-1A, Class A, 4.78% 6/24/2030 (c)(f)	926	930
Wingspire Equipment Finance, LLC, Series 2024-1A, Class A2, 4.99% 9/20/2032 (c)(f)	299	301
Wingspire Equipment Finance, LLC, Series 2024-1A, Class B, 5.06% 9/20/2032 (c)(f)	667	673
Wingspire Equipment Finance, LLC, Series 2024-1A, Class C, 5.28% 9/20/2032 (c)(f)	708	716
Capital Group Short Duration Income ETF — Page 18 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Other asset-backed securities (continued)	Principal amount (000)	Value (000)
Wingspire Equipment Finance, LLC, Series 2025-1A, Class A2, 4.33% 9/20/2033 (c)(f)	USD216	$216
Wingspire Equipment Finance, LLC, Series 2025-1A, Class B, 4.57% 9/20/2033 (c)(f)	2,105	2,105
Wingspire Equipment Finance, LLC, Series 2025-1A, Class C, 4.76% 9/20/2033 (c)(f)	320	320
		132,788
Collateralized loan obligations 2.08%
Allegro CLO, Ltd., Series 2019-1, Class ARR, (3-month USD CME Term SOFR + 1.13%) 5.455% 4/20/2032 (c)(d)(f)	1,103	1,103
Apidos CLO, Ltd., Series 2019-32A, Class A1R, (3-month USD CME Term SOFR + 1.10%) 5.425% 1/20/2033 (c)(d)(f)	1,156	1,157
Ballyrock, Ltd., CLO, Series 2019-2A, Class A1R, (3-month USD CME Term SOFR + 1.40%) 5.604% 2/20/2036 (c)(d)(f)	1,250	1,252
Battalion CLO, Ltd., Series 2018-12A, Class ARR, (3-month USD CME Term SOFR + 0.93%) 5.115% 5/17/2031 (c)(d)(f)	1,539	1,538
Dryden Senior Loan Fund, CLO, Series 2015-37, Class AR, (3-month USD CME Term SOFR + 1.362%) 5.679% 1/15/2031 (c)(d)(f)	83	83
Flatiron CLO, Ltd., Series 2024-1A, Class A1R, (3-month USD CME Term SOFR + 1.08%) 5.333% 7/15/2036 (c)(d)(f)	2,077	2,080
Fortress Credit BSL, Ltd., CLO, Series 2019-2A, Class A1AR, (3-month USD CME Term SOFR + 1.05%) 5.375% 10/20/2032 (c)(d)(f)	1,021	1,022
Golub Capital Partners Static, Ltd., CLO, Series 2024-1, Class AR, (3-month USD CME Term SOFR + 1.12%) 5.422% 7/20/2035 (c)(d)(f)	1,500	1,501
Juniper Valley Park CLO, Ltd., Series 2023-1, Class AR, (3-month USD CME Term SOFR + 1.25%) 5.575% 7/20/2036 (c)(d)(f)	797	797
LCM, LP, Series 2027, Class A1, (3-month USD CME Term SOFR + 1.342%) 5.659% 7/16/2031 (c)(d)(f)	119	119
Madison Park Funding, Ltd., CLO, Series 2021-50A, Class A, (3-month USD CME Term SOFR + 1.402%) 5.727% 4/19/2034 (c)(d)(f)	300	300
Magnetite CLO, Ltd., Series 2019-22, Class ARR, (3-month USD CME Term SOFR + 1.25%) 5.568% 7/15/2036 (c)(d)(f)	693	694
Marble Point CLO, Ltd., Series 2019-1A, Class A1R2, (3-month USD CME Term SOFR + 1.04%) 5.359% 7/23/2032 (c)(d)(f)	923	923
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A1RN, (3-month USD CME Term SOFR + 1.00%) 5.319% 7/24/2031 (c)(d)(f)	226	227
Palmer Square Loan Funding, Ltd., Series 2022-4A, Class A2R, (3-month USD CME Term SOFR + 1.30%) 5.619% 7/24/2031 (c)(d)(f)	889	890
Parallel, Ltd., Series 2023-1A, Class A1R, (3-month USD CME Term SOFR + 1.39%) 5.715% 7/20/2036 (c)(d)(f)	3,000	3,010
Sound Point CLO, Ltd., Series 2013-3R, Class A, (3-month USD CME Term SOFR + 1.412%) 5.741% 4/18/2031 (c)(d)(f)	131	131
Steele Creek CLO, Ltd., Series 2019-1A, Class ARR, (3-month USD CME Term SOFR + 1.04%) 5.358% 4/15/2032 (c)(d)(f)	2,245	2,245
Steele Creek CLO, Ltd., Series 2019-2A, Class ARR, (3-month USD CME Term SOFR + 1.00%) 5.318% 7/15/2032 (c)(d)(f)	2,162	2,162
Sycamore Tree CLO, Ltd., Series 2024-5, Class A1, (3-month USD CME Term SOFR + 1.42%) 5.745% 4/20/2036 (c)(d)(f)	2,000	2,004
Thompson Park CLO, Ltd., Series 2021-1A, Class A1R, (3-month USD CME Term SOFR + 1.05%) 5.368% 4/15/2034 (c)(d)(f)	3,229	3,232
Trinitas CLO, Ltd., Series 2018-9A, Class ARRR, (3-month USD CME Term SOFR + 1.20%) 5.525% 1/20/2032 (c)(d)(f)	798	798
Trinitas CLO, Ltd., Series 2020-12A, Class A1R2, (3-month USD CME Term SOFR + 1.05%) 5.309% 4/25/2033 (c)(d)(f)	4,000	4,011
Trinitas CLO, Ltd., Series 2020-12A, Class B1R2, (3-month USD CME Term SOFR + 1.55%) 5.792% 4/25/2033 (c)(d)(f)	1,318	1,322
Valley Stream Park CLO, Ltd., Series 2022-1A, Class ARR, (3-month USD CME Term SOFR + 1.19%) 5.515% 1/20/2037 (c)(d)(f)	1,000	1,000
Wind River CLO, Ltd., Series 2015-1A, Class A1R3, (3-month USD CME Term SOFR + 1.20%) 5.525% 10/20/2030 (c)(d)(f)	131	131
		33,732
Capital Group Short Duration Income ETF — Page 19 of 25

unaudited
Bonds, notes & other debt instruments (continued) Asset-backed obligations (continued) Credit card 1.52%	Principal amount (000)	Value (000)
Avant Credit Card Master Trust, Series 2024-2A, Class A, 5.38% 5/15/2029 (c)(f)	USD5,000	$5,012
Brex Commercial Charge Card Master Trust, Series 2024-1, Class A1, 6.05% 7/15/2027 (c)(f)	806	811
Evergreen Credit Card Trust, Series 2025-CRT5, Class B, 5.24% 5/15/2029 (c)(f)	574	581
Evergreen Credit Card Trust, Series 2025-CRT5, Class C, 5.53% 5/15/2029 (c)(f)	230	233
First National Master Note Trust, Series 2023-1, Class A, 5.13% 4/15/2029 (f)	592	595
First National Master Note Trust, Series 2023-2, Class A, 5.77% 9/17/2029 (f)	668	679
First National Master Note Trust, Series 2024-1, Class A, 5.34% 5/15/2030 (f)	2,110	2,156
Mission Lane Credit Card Master Trust, Series 2024-A, Class A1, 6.20% 8/15/2029 (c)(f)	1,212	1,223
Mission Lane Credit Card Master Trust, Series 2025-C, Class A, 4.78% 12/16/2030 (c)(f)	2,541	2,549
Mission Lane Credit Card Master Trust, Series 2025-C, Class C, 5.37% 12/16/2030 (c)(f)	1,200	1,204
Mission Lane Credit Card Master Trust, Series 2025-B, Class A, 5.06% 9/15/2031 (c)(f)	2,591	2,599
Mission Lane Credit Card Master Trust, Series 2025-B, Class B, 5.21% 9/15/2031 (c)(f)	995	998
Mission Lane Credit Card Master Trust, Series 2025-B, Class C, 5.41% 9/15/2031 (c)(f)	427	429
World Financial Network Credit Card Master Trust, Series 2024-A, Class A, 5.47% 2/17/2031 (f)	2,157	2,205
World Financial Network Credit Card Master Trust, Series 2024-B, Class A, 4.62% 5/15/2031 (f)	3,374	3,410
		24,684
Student loan 0.41%
Navient Education Loan Trust, Series 2025-A, Class A, 5.02% 7/15/2055 (c)(f)	1,511	1,528
Nelnet Student Loan Trust, Series 2025-AA, Class A1A, 5.07% 3/15/2057 (c)(f)	3,691	3,748
SMB Private Education Loan Trust, Series 2023-C, Class A1B, (30-day Average USD-SOFR + 1.55%) 5.922% 11/15/2052 (c)(d)(f)	188	190
SMB Private Education Loan Trust, Series 2025-A, Class A1A, 5.13% 4/15/2054 (c)(f)	1,214	1,237
		6,703
Total asset-backed obligations		360,282
U.S. Treasury bonds & notes 0.72% U.S. Treasury 0.72%
U.S. Treasury 3.625% 8/31/2027 (i)	3,736	3,736
U.S. Treasury 3.50% 9/30/2027	6,250	6,237
U.S. Treasury 3.625% 9/30/2030	1,647	1,639
		11,612
Bonds & notes of governments & government agencies outside the U.S. 0.39% Chile 0.09%
Chile (Republic of) 4.85% 1/22/2029	1,335	1,368
Mexico 0.06%
United Mexican States 5.00% 5/7/2029	1,010	1,030
Saudi Arabia 0.24%
Saudi Arabia (Kingdom of) 4.25% 9/9/2030 (c)	3,840	3,829
Total bonds & notes of governments & government agencies outside the U.S.		6,227
Total bonds, notes & other debt instruments (cost: $1,532,561,000)		1,548,083
Capital Group Short Duration Income ETF — Page 20 of 25

unaudited
Short-term securities 7.76% Money market investments 7.76%	Shares	Value (000)
Capital Group Central Cash Fund 4.17% (j)(k)	1,258,941	$125,894
Total short-term securities (cost: $125,882,000)		125,894
Total investment securities 103.20% (cost $1,658,443,000)		1,673,977
Other assets less liabilities (3.20)%		(51,873)
Net assets 100.00%		$1,622,104
Futures contracts

Contracts	Type	Number of contracts	Expiration date	Notional amount (000)	Value and unrealized appreciation (depreciation) at 9/30/2025 (000)
2 Year U.S. Treasury Note Futures	Long	3,519	12/31/2025	USD733,354	$483
10 Year U.S. Treasury Note Futures	Short	323	12/19/2025	(36,338)	(142)
10 Year Ultra U.S. Treasury Note Futures	Short	632	12/19/2025	(72,729)	(780)
					$(439)
Swap contracts

Interest rate swaps
Centrally cleared interest rate swaps
Receive		Pay		Expiration date	Notional amount (000)	Value at 9/30/2025 (000)	Upfront premium paid (received) (000)	Unrealized appreciation (depreciation) at 9/30/2025 (000)
Rate	Payment frequency	Rate	Payment frequency
SOFR	Annual	3.1665%	Annual	9/18/2034	USD56,900	$1,896	$—	$1,896
Capital Group Short Duration Income ETF — Page 21 of 25

unaudited
Investments in affiliates (k)

	Value at 1/1/2025 (000)	Additions (000)	Reductions (000)	Net realized gain (loss) (000)	Net unrealized appreciation (depreciation) (000)	Value at 9/30/2025 (000)	Dividend or interest income (000)
Short-term securities 7.76%
Money market investments 7.76%
Capital Group Central Cash Fund 4.17% (j)	$60,729	$472,948	$407,770	$(16)	$3	$125,894	$2,772

(a)	Value determined using significant unobservable inputs.
(b)
Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $1,772,000, which represented 0.11% of the net assets of the fund.

(c)
Acquired in a transaction exempt from registration under Rule 144A or, for commercial paper, Section 4(a)(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $643,307,000, which represented 39.66% of the net assets of the fund.

(d)
Coupon rate may change periodically. Reference rate and spread are as of the most recent information available. Some coupon rates are determined by the issuer or agent based on current market conditions; therefore, the reference rate and spread are not available.

(e)	Step bond; coupon rate may change at a later date.
(f)	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
(g)	Purchased on a TBA basis.
(h)	Scheduled interest and/or principal payment was not received.
(i)	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $3,395,000, which represented 0.21% of the net assets of the fund.
(j)	Rate represents the seven-day yield at 9/30/2025.
(k)	Affiliate of the fund or part of the same "group of investment companies" as the fund, as defined under the Investment Company Act of 1940, as amended.
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities, including depositary receipts, are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
Fixed-income securities, including short-term securities, are generally valued at evaluated prices obtained from third-party pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Capital Group Short Duration Income ETF — Page 22 of 25

unaudited
Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities
Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds“), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.  Exchange-traded futures are generally valued at the official settlement price for futures on the exchange or market on which such instruments are traded, as of the close of business on the day such instruments are being valued. The average month-end notional amount of futures contracts while held was $476,314,000. Swaps are generally valued using evaluated prices obtained from third-party pricing vendors who calculate these values based on market inputs that may include the yields of the indices referenced in the instrument and the relevant curve, dealer quotes, default probabilities and recovery rates, other reference data, and terms of the contract. The average month-end notional amounts of interest rate swaps while held was $135,233,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by the fund’s investment adviser and approved by the board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security, restrictions on resale of the security, relevant financial or business developments of the issuer, actively traded similar or related securities, dealer or broker quotes, conversion or exchange rights on the security, related corporate actions, significant events occurring after the close of trading in the security, and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of the fund is determined. Fair valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has designated the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Committee”) to administer, implement and oversee the fair valuation process and to make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation team. The Committee reviews changes in fair value measurements from period to period, pricing vendor information and market data, and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group. The Committee reports changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
Capital Group Short Duration Income ETF — Page 23 of 25

unaudited
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The fund’s valuation levels as of September 30, 2025, were as follows (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Corporate bonds, notes & loans	$—	$627,815	$1,772	$629,587
Mortgage-backed obligations	—	540,375	—	540,375
Asset-backed obligations	—	360,282	—	360,282
U.S. Treasury bonds & notes	—	11,612	—	11,612
Bonds & notes of governments & government agencies outside the U.S.	—	6,227	—	6,227
Short-term securities	125,894	—	—	125,894
Total	$125,894	$1,546,311	$1,772	$1,673,977

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$483	$—	$—	$483
Unrealized appreciation on centrally cleared interest rate swaps	—	1,896	—	1,896
Liabilities:
Unrealized depreciation on futures contracts	(922)	—	—	(922)
Total	$(439)	$1,896	$—	$1,457

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Key to abbreviation(s)
CLO = Collateralized Loan Obligations
CME = CME Group
SOFR = Secured Overnight Financing Rate

TBA = To be announced
USD = U.S. dollars
UST = U.S. Treasury
Capital Group Short Duration Income ETF — Page 24 of 25

unaudited
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing.
You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
Capital Client Group, Inc., member FINRA.
© 2025 Capital Group. All rights reserved.
ETGEFP3-307-1125
Capital Group Short Duration Income ETF — Page 25 of 25